UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-6670
      ---------------------------------------------------------------------

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                          CREDIT | ASSET
                                                          SUISSE | MANAGEMENT

CREDIT SUISSE
INSTITUTIONAL FUND

Annual Report

October 31, 2005

      CREDIT SUISSE INSTITUTIONAL FUND, INC.

      o     LARGE CAP VALUE PORTFOLIO

      o     INTERNATIONAL FOCUS PORTFOLIO

      o     SELECT EQUITY PORTFOLIO

      o     CAPITAL APPRECIATION PORTFOLIO

      o     HARBINGER PORTFOLIO

      o     INVESTMENT GRADE FIXED INCOME PORTFOLIO

The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the portfolios' management are as of the date of the letters and portfolios' holdings described in this document are as of october 31, 2005; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of credit suisse asset management, llc ("csam") or any affiliate, are not fdic-insured and are not guaranteed by csam or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 22, 2005

Dear Shareholder:

      For the 12 months ended October 31, 2005, Credit Suisse Institutional Fund, Inc.--Large Cap Value Portfolio 1 (the "Portfolio") had a gain of 12.98%, vs. an increase of 11.86% for the Russell 1000(R) Value Index. 2

MARKET OVERVIEW: STRONG START BUT LACKLUSTER FINISH

      The period was an overall positive one for the US stock market, though the upward path was not smooth. Stocks initially surged in the wake of a decisive Presidential election, but then fell early in 2005 when inflation and interest-rate worries raised risk thresholds. The market rallied into the summer, however, aided by benign inflation data and good earnings reports from a number of visible companies. Hurricane activity and a surge in oil prices caused the market to weaken again late in the period. The Federal Reserve, meanwhile, continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late October 2005: Third-quarter GDP growth was reported at an annualized rate of 3.9%, the tenth consecutive quarter of 3% or greater growth.

      From a sector perspective, energy stocks as a group had the best performance, buoyed by high oil and natural gas prices, while consumer discretionary stocks were among the underperformers. Value stocks generally outperformed growth stocks for the 12-month period, in part reflecting the outperformance of energy stocks, which comprise a larger share of the value universe.

STRATEGIC REVIEW: CONSUMER AND ENERGY HOLDINGS DRIVE OUTPERFORMANCE

      The Portfolio outperformed its benchmark in the period, aided by good stock selection in the consumer sector, in particular retailers and providers of consumer staples products. The Portfolio's performance also reflected favorable stock selection in the energy and utilities areas. On the negative side, the Portfolio's materials holdings struggled, while its producer durables and technology stocks had positive yet lagging returns for the period.

      In terms of noteworthy recent activity, our purchases included Bank of New York (1.1% of the net assets as of October 31, 2005), a diversified financial services company that is nearing completion of a restructuring. We believe that the stock is undervalued compared with its peers. We also initiated a position in Kellogg (0.5% of the net assets as of October 31, 2005). We added the food company after its stock had traded down to attractive valuation levels,

                                        1

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CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

based on our view of the company's compelling fundamentals. Our late-period eliminations included Smurfit-Stone, a packaging company in the materials sector. This reflected our concerns regarding the company's pricing power amid weaker demand for paper products in general.

      Going forward, we will continue to adhere to our general strategy of investing in dividend-paying stocks of companies with large market capitalizations. Using proprietary bottom-up equity research and detailed quantitative analyses, we look for stocks that are deeply discounted relative to our view of their upside potential, in terms of valuation and/or income, with an emphasis on companies that stand to benefit from the positive impact of a likely significant event.

The Credit Suisse Large Cap Value Team

Stephen J. Kaszynski
Robert E. Rescoe
Adam Scheiner

      In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the portfolio's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the portfolio could be materially different from those projected, anticipated or implied. The portfolio has no obligation to update or revise forward-looking statements.

                                        2

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CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE
      CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO 1
        AND THE RUSSELL 1000(R) VALUE INDEX 2 FROM INCEPTION (06/30/97).

                                  [LINE GRAPH]

                                  Credit Suisse
                               Institutional Fund,
                                Inc. -- Large Cap           Russell l000(R)
                                Value Portfolio 1            Value Index 2
                               -------------------          ---------------
               06/97               $1,000,000                 $1,000,000
                                   $1,079,000                 $1,075,230
                                   $1,056,000                 $1,036,920
                                   $1,109,000                 $1,099,590
               10/97               $1,064,000                 $1,068,870
                                   $1,091,000                 $1,116,120
                                   $1,119,270                 $1,148,700
                                   $1,127,370                 $1,132,450
                                   $1,203,340                 $1,208,680
                                   $1,251,960                 $1,282,610
                                   $1,264,120                 $1,291,190
                                   $1,260,070                 $1,272,040
                                   $1,272,220                 $1,288,350
                                   $1,238,800                 $1,265,610
                                   $1,058,500                 $1,077,290
                                   $1,090,910                 $1,139,120
               10/98               $1,167,890                 $1,227,400
                                   $1,237,780                 $1,284,600
                                   $1,273,130                 $1,328,280
                                   $1,283,370                 $1,338,890
                                   $1,251,620                 $1,319,980
                                   $1,262,890                 $1,347,300
                                   $1,411,400                 $1,473,120
                                   $1,428,820                 $1,456,930
                                   $1,474,910                 $1,499,240
                                   $1,422,670                 $1,455,330
                                   $1,395,020                 $1,401,330
                                   $1,356,100                 $1,352,360
               10/99               $1,364,290                 $1,430,200
                                   $1,359,170                 $1,419,000
                                   $1,312,320                 $1,425,850
                                   $1,250,820                 $1,379,370
                                   $1,184,090                 $1,276,880
                                   $1,343,720                 $1,432,670
                                   $1,347,640                 $1,416,050
                                   $1,397,360                 $1,430,980
                                   $1,334,560                 $1,365,600
                                   $1,330,630                 $1,382,680
                                   $1,413,060                 $1,459,630
                                   $1,413,060                 $1,473,060
               10/00               $1,440,540                 $1,509,290
                                   $1,376,850                 $1,453,300
                                   $1,491,490                 $1,526,110
                                   $1,507,700                 $1,531,910
                                   $1,523,910                 $1,489,320
                                   $1,459,070                 $1,436,750
                                   $1,523,910                 $1,507,150
                                   $1,572,550                 $1,541,060
                                   $1,523,910                 $1,506,850
                                   $1,507,700                 $1,503,680
                                   $1,475,280                 $1,443,390
                                   $1,361,790                 $1,341,770
               10/01               $1,378,010                 $1,330,230
                                   $1,459,070                 $1,407,520
                                   $1,506,570                 $1,440,670
                                   $1,473,820                 $1,429,560
                                   $1,490,190                 $1,431,850
                                   $1,539,320                 $1,499,570
                                   $1,490,190                 $1,448,140
                                   $1,490,190                 $1,455,380
                                   $1,408,310                 $1,371,840
                                   $1,310,060                 $1,244,260
                                   $1,293,680                 $1,253,710
                                   $1,162,680                 $1,114,300
               10/02               $1,244,560                 $1,196,870
                                   $1,293,680                 $1,272,270
                                   $1,239,020                 $1,217,060
                                   $1,205,980                 $1,187,600
                                   $1,189,460                 $1,155,890
                                   $1,205,980                 $1,157,860
                                   $1,272,060                 $1,259,750
                                   $1,338,150                 $1,341,130
                                   $1,354,670                 $1,357,900
                                   $1,354,670                 $1,378,130
                                   $1,371,190                 $1,399,630
                                   $1,371,190                 $1,385,910
               10/03               $1,437,270                 $1,470,730
                                   $1,470,310                 $1,490,730
                                   $1,556,830                 $1,582,560
                                   $1,573,570                 $1,610,410
                                   $1,607,050                 $1,644,880
                                   $1,573,570                 $1,630,400
                                   $1,540,080                 $1,590,620
                                   $1,556,830                 $1,606,840
                                   $1,607,050                 $1,644,760
                                   $1,573,570                 $1,621,570
                                   $1,573,570                 $1,644,600
                                   $1,607,050                 $1,670,090
               10/04               $1,607,050                 $1,697,810
                                   $1,690,750                 $1,783,720
                                   $1,747,760                 $1,843,480
                                   $1,730,790                 $1,810,660
                                   $1,781,700                 $1,870,600
                                   $1,764,730                 $1,844,970
                                   $1,713,820                 $1,811,950
                                   $1,764,730                 $1,855,610
                                   $1,798,670                 $1,875,840
                                   $1,866,540                 $1,930,050
                                   $1,849,570                 $1,921,750
                                   $1,866,540                 $1,948,660
               10/05               $1,815,640                 $1,899,160

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                      SINCE
                         1 YEAR       5 YEARS       INCEPTION
                         ------       -------       ---------
                         16.15%        5.72%          7.85%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                      SINCE
                         1 YEAR       5 YEARS       INCEPTION
                         ------       -------       ---------
                         12.98%        4.74%          7.41%

      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

___________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

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CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

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CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                     SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 5/1/05                                      $ 1,000.00
Ending Account Value 10/31/05                                       $ 1,059.40
Expenses Paid per $1,000*                                           $     3.89

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 5/1/05                                      $ 1,000.00
Ending Account Value 10/31/05                                       $ 1,021.42
Expenses Paid per $1,000*                                           $     3.82

ANNUALIZED EXPENSE RATIOS*                                                0.75%

___________________

* Expenses are equal to the portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

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CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR GRAPH]

Financial Services                          32.2%
Consumer Discretionary                       9.3%
Health Care                                  9.0%
Integrated Oils                              9.0%
Other Energy                                 7.8%
Utilities                                    6.7%
Technology                                   6.4%
Consumer Staples                             5.7%
Other                                        5.1%
Producer Durables                            4.9%
Mterials & Processing                        2.9%
Short Terms Investments                      1.0%

___________________

*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 22, 2005

Dear Shareholder:

      For the 12 months ended October 31, 2005, Credit Suisse Institutional Fund, Inc.--International Focus Portfolio 1 (the "Portfolio") had a gain of 19.95%, vs. an increase of 20.57% for the Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index. 2

MARKET OVERVIEW: GLOBAL GROWTH SUPPORTS BROAD RALLY

      The period was a positive one for stock markets around the world, aided by optimism over global economic growth and generally favorable earnings reports. Most foreign markets outpaced the US, at least in local-currency terms, helped in part by a more supportive interest rate backdrop. A late-period surge in Japan's equity market contributed to the outperformance, amid signs that the world's second-largest economy might be coming back to life. Japan's political news and the prospects for reforms were supportive as well. Emerging markets as a group had overall strong returns, with many of these countries benefiting from high and rising commodity prices.

      From a sector standpoint, returns were broadly positive, with energy, industrials and materials companies outperforming. The technology and telecommunications sectors had positive yet lagging returns, reflecting in part weakness in certain European stocks in these areas. In terms of currency influences, a rebound in the US dollar vs. the euro and yen in 2005 eroded some of the gains achieved locally in Europe and Japan for dollar-based investors in the period.

STRATEGIC REVIEW: AIDED BY STOCK SELECTION IN JAPAN

      The Portfolio modestly underperformed its benchmark for the period. On the negative side, relatively speaking, the Fund's European holdings as a group underperformed. Laggards included Royal Bank of Scotland (1.3% of the net assets as of October 31, 2005), which was hampered in part by acquisition worries, and Kingfisher (0.3% of the net assets as of October 31, 2005), a UK "do it yourself" retailer.

      Factors that aided the Portfolio's performance included good stock selection in Japan. Standouts represented a variety of sectors, including Komatsu (1.8% of the net assets as of October 31, 2005), a manufacturer of construction equipment with customers in Japan, the US, and China; and Yamada Denki (3.0% of the net assets as of October 31, 2005), a retailer of

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CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

electronics goods that has improved its competitive position. Other good performers for the Portfolio included Samsung Heavy (1.1% of the net assets as of October 31, 2005), a South Korean ship builder with an order book geared to liquid natural gas (LNG) tankers.

      In terms of noteworthy sector allocation, we ended the period with a modest overweighting in the industrials area. We began the period with a large overweighting in the sector, but reduced it on profit taking as certain holdings reached our price target. Within health care, we went from being underweighted to about neutrally positioned, adding to specific European pharmaceutical holdings such as GlaxoSmithKline (2.4% of the net assets as of October 31, 2005), based on our view of its valuation and product pipeline. We also established a position in Novo Nordisk (1.8% of the net assets as of October 31, 2005), a Denmark-based leader in diabetes treatments. Late in the period we raised our exposure to the telecommunications sector, becoming overweighted for the first time in over a year based on stock-specific factors.

The Credit Suisse International Equity Team

Emily Alejos
Anne S. Budlong
Nancy Nierman

      International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The portfolio's 15 largest holdings may account for 40% or more of the portfolio's assets. As a result of this strategy, the portfolio may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

      In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the portfolio could be materially different from those projected, anticipated or implied. The portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN VALUE OF $3,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. - INTERNATIONAL FOCUS PORTFOLIO 1
       AND THE MSCI ALL COUNTRY WORLD FREE EX-USA INDEX 2 FROM TEN YEARS.

                                  [LINE GRAPH]

                                  Credit Suisse
                                  Institutional
                                  Fund, Inc. --                MSCI ALL
                                  International              Country World
                                      Focus                   Free Ex-USA
                                   Portfolio 1                  Index 2
                                  --------------             -------------
               10/95               $3,000,000                 $3,000,000
                                   $3,041,720                 $3,070,460
                                   $3,133,550                 $3,191,860
                                   $3,228,000                 $3,235,710
                                   $3,232,110                 $3,235,830
                                   $3,258,810                 $3,296,070
                                   $3,455,940                 $3,396,070
                                   $3,386,120                 $3,345,070
                                   $3,433,350                 $3,362,030
                                   $3,267,020                 $3,250,260
                                   $3,291,660                 $3,269,330
                                   $3,347,100                 $3,350,510
               10/96               $3,314,250                 $3,316,970
                                   $3,460,040                 $3,444,930
                                   $3,485,520                 $3,405,040
                                   $3,474,860                 $3,342,490
                                   $3,519,620                 $3,403,780
                                   $3,498,310                 $3,396,650
                                   $3,566,520                 $3,425,290
                                   $3,813,810                 $3,636,860
                                   $3,980,100                 $3,837,530
                                   $4,108,010                 $3,915,220
                                   $3,777,570                 $3,607,230
                                   $3,954,510                 $3,802,250
               10/97               $3,519,620                 $3,478,530
                                   $3,427,960                 $3,435,060
                                   $3,395,880                 $3,474,600
                                   $3,431,010                 $3,578,530
                                   $3,672,230                 $3,817,310
                                   $3,880,670                 $3,949,210
                                   $3,972,000                 $3,977,490
                                   $3,969,660                 $3,905,360
                                   $3,850,220                 $3,890,680
                                   $3,920,480                 $3,927,660
                                   $3,356,060                 $3,373,780
                                   $3,201,490                 $3,302,520
               10/98               $3,374,800                 $3,648,450
                                   $3,552,790                 $3,844,520
                                   $3,604,610                 $3,976,970
                                   $3,621,160                 $3,972,710
                                   $3,495,880                 $3,883,760
                                   $3,637,700                 $4,071,270
                                   $3,692,070                 $4,274,910
                                   $3,566,790                 $4,074,120
                                   $3,855,160                 $4,261,320
                                   $4,079,710                 $4,361,270
                                   $4,171,900                 $4,376,400
                                   $4,254,620                 $4,405,990
               10/99               $4,455,540                 $4,570,050
                                   $4,933,000                 $4,752,790
                                   $5,684,200                 $5,206,070
                                   $5,389,080                 $4,923,570
                                   $5,850,360                 $5,056,560
                                   $5,716,440                 $5,246,860
                                   $5,210,510                 $4,954,010
                                   $5,036,910                 $4,827,290
                                   $5,185,710                 $5,032,820
                                   $4,885,630                 $4,834,130
                                   $5,098,910                 $4,893,920
                                   $4,744,270                 $4,622,450
               10/00               $4,367,310                 $4,475,530
                                   $4,149,070                 $4,274,740
                                   $4,300,410                 $4,420,730
                                   $4,375,380                 $4,487,030
                                   $3,921,660                 $4,131,790
                                   $3,594,200                 $3,839,730
                                   $3,759,900                 $4,100,890
                                   $3,700,720                 $3,987,640
                                   $3,657,330                 $3,834,700
                                   $3,594,200                 $3,749,380
                                   $3,491,620                 $3,656,260
                                   $3,081,310                 $3,268,370
               10/01               $3,207,560                 $3,359,950
                                   $3,357,480                 $3,513,630
                                   $3,444,280                 $3,558,890
                                   $3,389,040                 $3,406,470
                                   $3,396,930                 $3,431,000
                                   $3,586,310                 $3,631,640
                                   $3,578,420                 $3,655,230
                                   $3,570,530                 $3,695,050
                                   $3,428,500                 $3,535,500
                                   $3,069,470                 $3,190,950
                                   $3,081,310                 $3,191,140
                                   $2,718,340                 $2,852,980
               10/02               $2,836,700                 $3,006,030
                                   $2,927,440                 $3,150,590
                                   $2,836,130                 $3,048,810
                                   $2,712,990                 $2,942,050
                                   $2,669,300                 $2,882,440
                                   $2,609,710                 $2,826,520
                                   $2,883,790                 $3,098,890
                                   $3,022,820                 $3,296,300
                                   $3,106,230                 $3,387,540
                                   $3,185,680                 $3,477,120
                                   $3,304,840                 $3,580,740
                                   $3,304,840                 $3,681,000
               10/03               $3,543,170                 $3,919,610
                                   $3,563,030                 $4,005,080
                                   $3,818,130                 $4,310,860
                                   $3,879,580                 $4,380,080
                                   $3,912,350                 $4,490,680
                                   $3,936,930                 $4,518,310
                                   $3,809,940                 $4,377,900
                                   $3,818,130                 $4,391,740
                                   $3,859,100                 $4,486,930
                                   $3,748,490                 $4,356,360
                                   $3,773,070                 $4,391,210
                                   $3,838,610                 $4,532,390
               10/04               $3,986,090                 $4,690,040
                                   $4,223,700                 $5,015,560
                                   $4,371,520                 $5,230,920
                                   $4,329,290                 $5,140,820
                                   $4,506,680                 $5,394,390
                                   $4,388,420                 $5,248,060
                                   $4,312,390                 $5,118,630
                                   $4,308,170                 $5,150,710
                                   $4,375,750                 $5,247,640
                                   $4,540,470                 $5,441,250
                                   $4,671,410                 $5,580,510
                                   $4,895,260                 $5,868,370
               10/05               $4,781,220                 $5,654,730

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                    SINCE
                 1 YEAR    5 YEARS   10 YEARS    INCEPTION 3
                 ------    -------   --------    -----------
                 27.53%     0.63%     4.78%         7.73%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                    SINCE
                 1 YEAR    5 YEARS   10 YEARS    INCEPTION 3
                 ------    -------   --------    -----------
                 19.95%     1.83%     4.77%         7.49%

      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

_________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the US. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

3     Inception date 9/1/92

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                     SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,108.70
Expenses Paid per $1,000*                                            $    5.05

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,020.42
Expenses Paid per $1,000*                                            $    4.84

ANNUALIZED EXPENSE RATIOS*                                                0.95%

_________________

* Expenses are equal to the portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR GRAPH]

Financials                                   26.3%
Industrials                                  11.3%
Consumer Discretionary                       11.2%
Telecommunication Services                    9.7%
Energy                                        9.5%
Health Care                                   8.5%
Consumer Staples                              7.9%
Materials                                     6.9%
Information Technology                        3.3%
Short term Investments                        3.1%
Utilities                                     2.3%


___________________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 22, 2005

Dear Shareholder:

      For the 12 months ended October 31, 2005, Credit Suisse Institutional Fund, Inc.--Select Equity Portfolio 1 (the "Portfolio") had a gain of 6.48%, vs. an increase of 8.72% for the Standard & Poor's 500 Index. 2

MARKET OVERVIEW: STRONG START BUT LACKLUSTER FINISH

      The period was an overall positive one for the US stock market, though the upward path was not smooth. Stocks initially surged in the wake of a decisive Presidential election, but then fell early in 2005 when inflation and interest-rate worries raised risk thresholds. The market rallied into the summer, however, aided by benign inflation data and good earnings reports from a number of visible companies. Hurricane activity and a surge in oil prices caused the market to weaken again late in the period. The Federal Reserve, meanwhile, continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late October 2005: Third-quarter GDP growth was reported at an annualized rate of 3.9%, the tenth consecutive quarter of 3% or greater growth.

      From a sector perspective, energy stocks as a group had the best performance, buoyed by high oil and natural gas prices, while consumer discretionary stocks were among the underperformers.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

      The Portfolio participated in the market's rally but underperformed its benchmark. Stocks that hindered the Portfolio's performance included its consumer discretionary holdings, chiefly certain retail and media companies. The Portfolio's materials and utilities holdings also underperformed. On the positive side, the portfolio's technology and energy stocks had good performance in both absolute and relative terms.

      With respect to noteworthy recent portfolio activity, our purchases included Alltel (0.9% of the net assets as of October 31, 2005), a telecom services provider that recently announced a spinoff of a wireline business in addition to merging with a wireless provider. We believe these moves could provide investors with a strong wireless pure play in a consolidating industry with attractive growth forecasts. In the health care area we added WellChoice (1.1% of the net assets as of October 31, 2005), based on its compelling Blue Cross business in New York and after recent legislation lowered the company's political risk in our view.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      Our late-period sales included Textron, an industrials company, based on escalating raw material costs and weakening end-market demand. We believe these trends could adversely impact earnings. Another sale was retailer TJX, based on our concerns over recent weak sales data.

      Going forward, we think stock selection, as opposed to sector allocation, should prove most critical to performance over the next few months. In this context, we will continue to seek companies we believe to have good return-on-invested-capital trends, in a variety of industries. Our focus will remain on companies that appear committed to creating shareholder value via debt reduction, higher dividend payments, and/or share repurchase programs, factors that are often associated with capital-return improvements.

The Credit Suisse Large Cap Core Team

Hugh M. Neuburger
William D. Butler

      The portfolio is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility.

      In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the portfolio could be materially different from those projected, anticipated or implied. The portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE
       CREDIT SUISSE INSTITUTIONAL FUND, INC. - SELECT EQUITY PORTFOLIO 1
               AND THE S&P 500 INDEX 2 FROM INCEPTION (01/31/02).

                                  [LINE GRAPH]

                                  Credit Suisse
                                  Institutional
                                  Fund, Inc. --
                                  Select Equity               S & P 500
                                   Portfolio 1                 Index 2
                                  -------------               ----------
               01/02               $1,000,000                 $1,000,000
                                   $  971,000                 $  980,720
                                   $1,004,000                 $1,017,600
                                   $  948,000                 $  955,908
                                   $  962,000                 $  948,862
                                   $  885,000                 $  881,266
                                   $  809,000                 $  812,571
                                   $  809,000                 $  817,909
                                   $  720,000                 $  729,019
               10/02               $  787,000                 $  793,187
                                   $  839,000                 $  839,874
                                   $  786,445                 $  790,532
                                   $  765,380                 $  769,820
                                   $  757,355                 $  758,272
                                   $  767,386                 $  765,628
                                   $  813,529                 $  828,715
                                   $  843,623                 $  872,389
                                   $  852,651                 $  883,555
                                   $  873,716                 $  899,106
                                   $  881,741                 $  916,638
                                   $  862,682                 $  906,922
               10/03               $  909,829                 $  958,254
                                   $  920,863                 $  966,686
                                   $  959,498                 $1,017,340
                                   $  957,480                 $1,036,010
                                   $  964,543                 $1,050,410
                                   $  950,418                 $1,034,570
                                   $  939,319                 $1,018,330
                                   $  949,409                 $1,032,300
                                   $  969,587                 $1,052,370
                                   $  936,293                 $1,017,540
                                   $  932,257                 $1,021,660
                                   $  944,364                 $1,032,730
               10/04               $  959,498                 $1,048,500
                                   $1,001,870                 $1,090,930
                                   $1,033,920                 $1,128,050
                                   $1,017,600                 $1,100,550
                                   $1,035,960                 $1,123,710
                                   $1,021,680                 $1,103,810
                                   $  997,210                 $1,082,880
                                   $1,018,620                 $1,117,340
                                   $1,022,700                 $1,118,920
                                   $1,049,210                 $1,160,530
                                   $1,040,040                 $1,149,940
                                   $1,051,250                 $1,159,260
               10/05               $1,021,680                 $1,139,900

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                SINCE
                              1 YEAR          INCEPTION
                              ------          ---------
                              11.32%            1.37%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                SINCE
                              1 YEAR          INCEPTION
                              ------          ---------
                              6.48%             0.57%

      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

_________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It Includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                     SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,024.50
Expenses Paid per $1,000*                                            $    3.83

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,021.42
Expenses Paid per $1,000*                                            $    3.82

ANNUALIZED EXPENSE RATIOS*                                                0.75%

___________________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR GRAPH]

Financials                                   21.1%
Industrials                                  14.6%
Information Technology                       14.4%
Health Care                                  13.9%
Consumer Discretionary                       10.6%
Energy                                        9.2%
Consumer Staples                              7.7%
Utilities                                     3.2%
Telecomm Services                             2.4%
Materials                                     1.5%
Short term Investments                        1.4%

___________________

*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 22, 2005

Dear Shareholder:

      For the 12 months ended October 31, 2005, Credit Suisse Institutional Fund, Inc.--Capital Appreciation Portfolio 1 (the "Portfolio") had a gain of 8.42%, vs. an increase of 8.81% for the Russell 1000(R) Growth Index. 2

MARKET OVERVIEW: STRONG START BUT LACKLUSTER FINISH

      The period was an overall positive one for the US stock market, though the upward path was not smooth. Stocks initially surged in the wake of a decisive Presidential election, but then fell early in 2005 when inflation and interest-rate worries raised risk thresholds. The market rallied into the summer, however, aided by benign inflation data and good earnings reports from a number of visible companies. Hurricane activity and a surge in oil prices caused the market to weaken again late in the period. The Federal Reserve, meanwhile, continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late October 2005: Third-quarter GDP growth was reported at an annualized rate of 3.9%, the tenth consecutive quarter of 3% or greater growth.

      From a sector perspective, energy stocks as a group had the best performance, buoyed by high oil and natural gas prices, while consumer discretionary stocks were among the underperformers. Value stocks generally outperformed growth stocks for the 12-month period, in part reflecting the outperformance of energy stocks, which comprise a larger share of the value universe.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

      The Portfolio had a gain but trailed its benchmark, which we attribute primarily to underperformance from the Portfolio's consumer discretionary and financial services stocks. The Portfolio was also underweighted in health-care services and pharmaceutical stocks, early in the period, when such stocks outperformed. On the positive side, the Portfolio's materials, consumer staples and technology holdings had good performance. In addition, the Portfolio had a small but strong-performing position in the transportation sector during the period.

      Our noteworthy recent portfolio activity included establishing a position in Northern Trust (1.3% of the net assets as of October 31, 2005), which we deemed to be attractively priced relative to its growth prospects, most particularly within its high-net-worth client business. The company's potential to benefit

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

from consolidation activity is also a factor in our view. In the retail area we added Home Depot (1.8% of the net assets as of October 31, 2005), viewing it as attractive based on the health of its business and the company's efforts to control expenses. Our sales included Harrah's Entertainment and Starwood Hotels, which in our estimation had become fully valued.

      Going forward, we will continue to adhere to our general strategy of seeking sectors and companies with the potential to outperform the overall market. We look for stocks available at a reasonable price relative to projected growth, while employing themes or patterns associated with growth companies, such as significant fundamental changes, generation of large free cash flows or company share-buyback programs.

Marian U. Pardo
Jeffrey T. Rose

      In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the portfolio could be materially different from those projected, anticipated or implied. The portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. - CAPITAL APPRECIATION PORTFOLIO 1
        AND THE RUSSELL 1000(R) GROWTH INDEX 2 FROM INCEPTION (01/31/02).

                                  [LINE GRAPH]

                                  Credit Suisse
                                  Institutional
                                  Fund, Inc. --                Russell
                                     Capital                   1000(R)
                                  Appreciation                  Growth
                                   Portfolio 1                 Index 2
                                  -------------               ----------
               01/02               $1,000,000                 $1,000,000
                                   $  950,000                 $  958,500
                                   $  973,000                 $  991,664
                                   $  897,000                 $  910,744
                                   $  878,000                 $  888,704
                                   $  790,000                 $  806,499
                                   $  740,000                 $  762,142
                                   $  743,000                 $  764,428
                                   $  684,000                 $  685,157
               10/02               $  737,000                 $  747,986
                                   $  765,000                 $  788,601
                                   $  716,000                 $  734,109
                                   $  707,000                 $  716,270
                                   $  702,000                 $  712,975
                                   $  704,000                 $  726,237
                                   $  747,000                 $  779,906
                                   $  783,000                 $  818,823
                                   $  804,000                 $  830,123
                                   $  832,000                 $  850,793
                                   $  840,000                 $  871,977
                                   $  818,000                 $  862,647
               10/03               $  865,000                 $  911,128
                                   $  874,000                 $  920,695
                                   $  897,128                 $  952,551
                                   $  913,130                 $  971,983
                                   $  920,131                 $  978,204
                                   $  905,129                 $  960,009
                                   $  895,128                 $  948,873
                                   $  917,131                 $  966,522
                                   $  934,133                 $  978,604
                                   $  883,126                 $  923,312
                                   $  860,123                 $  918,788
                                   $  887,127                 $  927,517
               10/04               $  894,128                 $  941,986
                                   $  937,134                 $  974,390
                                   $  985,445                 $1,012,590
                                   $  937,325                 $  978,867
                                   $  941,335                 $  989,243
                                   $  922,288                 $  971,239
                                   $  905,246                 $  952,786
                                   $  948,353                 $  998,900
                                   $  949,355                 $  995,204
                                   $  986,447                 $1,043,870
                                   $  984,442                 $1,030,400
                                   $  985,445                 $1,035,140
               10/05               $  969,405                 $1,025,100

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                SINCE
                              1 YEAR          INCEPTION
                              ------          ---------
                              11.08%           (0.40)%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                SINCE
                              1 YEAR          INCEPTION
                              ------          ---------
                               8.42%           (0.83)%

      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

__________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                     SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,070.90
Expenses Paid per $1,000*                                            $    3.91

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,021.42
Expenses Paid per $1,000*                                            $    3.82

ANNUALIZED EXPENSE RATIOS*                                                0.75%

___________________

* Expenses are equal to the portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR GRAPH]

Health Care                                  24.7%
Technology                                   22.8%
Consumer Discretionary                       18.0%
Financial Services                            8.5%
Consumer Staples                              7.7%
Producer Durables                             6.3%
Materials & Processing                        5.1%
Other Energy                                  4.1%
Short term Investments                        1.8%
Others                                        1.0%

___________________

* Expressed as a percentage of total investments (excluding securities lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 22, 2005

Dear Shareholder:

      For the 12 months ended October 31, 2005, Credit Suisse Institutional Fund, Inc.--Harbinger Portfolio 1 (the "Portfolio") had a gain of 12.58%, vs. an increase of 13.83% for the Russell 2500(TM) Growth Index. 2

MARKET OVERVIEW: STRONG START BUT LACKLUSTER FINISH

      The period was an overall positive one for the US stock market, though the upward path was not smooth. Stocks initially surged in the wake of a decisive Presidential election, but then fell early in 2005 when inflation and interest-rate worries raised risk thresholds. The market rallied into the summer, however, aided by benign inflation data and good earnings reports from a number of visible companies. Hurricane activity and a surge in oil prices caused the market to weaken again late in the period. The Federal Reserve, meanwhile, continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late October 2005: Third-quarter GDP growth was reported at an annualized rate of 3.9%, the tenth consecutive quarter of 3% or greater growth.

      From a sector perspective, energy stocks as a group had the best performance, buoyed by high oil and natural gas prices, while consumer discretionary stocks were among the underperformers. Value stocks generally outperformed growth stocks for the 12-month period, in part reflecting the outperformance of energy stocks, which comprise a larger share of the value universe.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

      The Portfolio participated in the market's rally but trailed its benchmark for the period. The Portfolio's health care holdings collectively had a gain yet underperformed, reflecting a sizable decline posted by Medicines Co., a provider of pharmaceutical products used in acute hospital care. We opted to eliminate the position in the period based on our diminished view on its growth prospects. The Portfolio's materials holdings also contributed negatively to its performance.

      On the positive side, factors that aided the Portfolio included good stock selection in the technology sector, where Trident Microsystems Microchip (4.9% of the net assets as of October 31, 2005) and Genesis Microchip (4.9% of the net assets as of October 31, 2005) were among the standouts. Both companies provide graphics manipulation tools used in markets such as video games and

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

high-definition television. The Portfolio's underweighting in the financial services sector was also supportive to its relative performance, as the sector overall had a positive yet lagging return.

      Going forward, we will continue to seek long-term growth of capital by investing in US companies considered to be in their post-venture-capital stage of development. We define a post-venture-capital company as one that has received venture capital financing (within 10 years prior to the Portfolio's purchase of the company's securities) either during the early stages of the company's existence, during an early stage of a new product or service, or as part of a restructuring or recapitalization of the company. Our view is that a carefully chosen portfolio of such companies has the potential to reward investors willing to accept heightened short-term volatility over time.

The Credit Suisse Small/Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

      Because of the nature of the portfolio's post-venture-capital investments and certain aggressive strategies it may use, an investment in the portfolio may not be appropriate for all investors.

      In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the portfolio could be materially different from those projected, anticipated or implied. The portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE
       CREDIT SUISSE INSTITUTIONAL FUND, INC. - HARBINGER PORTFOLIO 1 AND
        THE RUSSELL 2500(TM) GROWTH INDEX 2,3 FROM INCEPTION (01/15/03).

                                  [LINE GRAPH]

                                  Credit Suisse                 Russell
                               Institutional Fund,              2500(TM)
                                Inc. -- Harbinger                Growth
                                   Portfolio 1                 Index 2,3
                               -------------------             ----------
               01/03                $1,000,000                 $1,000,000
                                    $  929,000                 $1,000,000
                                    $  899,000                 $1,075,880
                                    $1,074,000                 $1,189,930
                                    $1,143,000                 $1,214,440
                                    $1,194,000                 $1,295,320
                                    $1,268,000                 $1,364,750
                                    $1,240,000                 $1,335,410
               10/03                $1,368,000                 $1,445,180
                                    $1,396,000                 $1,494,030
                                    $1,421,000                 $1,495,670
                                    $1,552,000                 $1,558,040
                                    $1,520,000                 $1,572,530
                                    $1,470,000                 $1,578,030
                                    $1,421,000                 $1,511,130
                                    $1,446,000                 $1,542,560
                                    $1,498,000                 $1,580,200
                                    $1,341,000                 $1,456,470
                                    $1,292,000                 $1,427,190
                                    $1,341,000                 $1,491,560
               10/04                $1,355,000                 $1,533,920
                                    $1,410,000                 $1,635,620
                                    $1,486,720                 $1,713,960
                                    $1,456,580                 $1,653,460
                                    $1,508,250                 $1,686,360
                                    $1,455,500                 $1,639,820
                                    $1,350,000                 $1,551,270
                                    $1,460,880                 $1,654,580
                                    $1,547,010                 $1,698,270
                                    $1,640,670                 $1,808,480
                                    $1,613,750                 $1,787,690
                                    $1,587,920                 $1,805,030
               10/05                $1,525,480                 $1,746,000

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                SINCE
                              1 YEAR          INCEPTION
                              ------          ---------
                              18.41%           18.61%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                SINCE
                              1 YEAR          INCEPTION
                              ------          ---------
                              12.58%           16.31%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

___________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3 Performance for the benchmark is not available for the period beginning January 15, 2003 (commencement of operations). For that reason, performance is shown for the period beginning February 1, 2003.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                     SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,130.00
Expenses Paid per $1,000*                                            $    7.52

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,018.15
Expenses Paid per $1,000*                                            $    7.12

ANNUALIZED EXPENSE RATIOS*                                                1.40%

___________________

* Expenses are equal to the portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR GRAPH]

Technology                                   36.5%
Consumer Discretionary                       21.7%
Health Care                                  21.0%
Other Energy                                 15.6%
Materials & Processing                        5.2%

___________________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 22, 2005

Dear Shareholder:

      For the twelve months ended October 31, 2005, the Credit Suisse Institutional Fund, Inc. - Investment Grade Fixed Income Portfolio 1 (the "Portfolio") generated a return of 1.38%, versus a same-period gain of 1.13% for the Lehman Brothers Aggregate Bond Index 2.

MARKET OVERVIEW: ECONOMY GROWS, RATES RISE, CURVE FLATTENS

      The US economy grew at a robust rate of 3.6% throughout the Portfolio's fiscal year and seemed resilient enough to shrug off the negative effects of repeated Gulf storms. But sharp increases in prices for commodities such as gasoline and heating oil, combined with higher interest rates, have gradually worn down consumer enthusiasm to spend, the force behind much of our economic recovery. Yet, as signs emerge of a potential economic slowdown, the Federal Open Market Committee confirmed in its November 1 statement that inflation, not slower growth, is the greater threat, and that combating the "cumulative rise in energy and other costs" remains job one.

      In fact, the main driver of the fixed income markets during the Portfolio's fiscal year was the Fed's measured pace of monetary tightening, which brought the fed funds rate up 200 basis points, from 1.75% to 3.75%, in that period. But even as the Fed tightened, the conundrum of lower long-term rates remains. While yields on the two year Treasury were up 183 basis points (to 4.38% from 2.55%), the ten year Treasury was up only 52 basis points (to 4.55% from 4.03%), as the spread between them tightened from 147 to a pencil-thin 18 basis points. This prompted passing fears among market participants of an inverted curve and that which it has usually tended to precede: recession.

      In this environment, emerging market debt, boosted by ratings upgrades and soaring export revenues, outperformed all other fixed income categories, followed distantly by high yield. Corporate earnings are at record levels, although stock prices remain range-bound at best. In light of this, company managements have turned increasingly to share repurchases, dividend increases and other measures in an effort to boost shareholder value. This shift in management attention toward shareholders and away from bondholders suggests to us that the pendular swing in the corporate credit cycle is well underway.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

STRATEGIC REVIEW: CAUTIOUS POSITIONING IN A RISING RATE ENVIRONMENT

      In the Portfolio we benefited from the rising rate environment through a curve-flattening trade, underweighting shorter duration securities and overweighting intermediate duration securities. Otherwise, given our cautious outlook, we pursued an increasingly conservative investment philosophy as the year proceeded, building an overweight to cash and increasing our position in Treasuries over the course of the year relative to the Index.

      After taking gains from our overweight to investment grade credit as well as several non-benchmark categories (including high yield and emerging market debt), we moved to an underweight in these sectors. We also reduced our exposure to Asset Backed Securities and increased our exposure to Commercial Mortgage Backed Securities, as we saw potential opportunities in commercial real estate. We remain overweight relative to the Index in both sectors. With regard to credit, we positioned the Portfolio defensively well in advance of the threatened downgrade of both General Motors and Ford to junk status, reducing our exposure to lower quality investment grade issuers and any credits we believe likely to be impacted by the implosion in the automotive sector. (As of October 31, 2005, below-investment-grade securities issued by General Motors and Ford accounted for 0.3% and 1.0% of the net assets, respectively.)

MARKET OUTLOOK: ONWARD AND UPWARD WITH RATES

      Looking ahead, we believe that high energy prices and broad inflation fears could eventually prove a tax on earnings and a disruption to economic growth. In addition, fed funds futures are currently pricing in a target rate of 4.25% by year-end, another potential catalyst for market weakness ahead. With each step in the Federal Reserve's measured pace of monetary tightening, the market has registered slightly greater risk aversion; low yields and tight spreads in most spread product only increase the vulnerability to interest rate risk. Therefore, we will remain cautious on the most interest rate sensitive securities.

Credit Suisse Fixed Income Management Team

Kevin D. Barry
Michael E. Gray
Sheila Huang
Richard Avidon
Philip Wubbena

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the portfolio's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the portfolio could be materially different from those projected, anticipated or implied. The portfolio has no obligation to update or revise forward-looking statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. - INVESTMENT GRADE FIXED INCOME PORTFOLIO 1 AND THE
     LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX 2 FROM INCEPTION (05/01/02).

                                  [LINE GRAPH]

                                  Credit Suisse                 Russell
                               Institutional Fund,              2500(TM)
                                Inc. -- Harbinger                Growth
                                   Portfolio 1                 Index 2,3
                               -------------------             ----------
                05/02                  1000000                   1000000
                                       1002140                   1008500
                                       1006230                   1017270
                                       1012170                   1029580
                                       1028980                   1046980
                                       1043760                   1063940
                10/02                  1041520                   1059050
                                       1047330                   1058730
                                       1069990                   1080650
                                       1054940                   1081620
                                       1058870                   1096550
                                       1073530                   1095670
                                       1082370                   1104760
                                       1103010                   1125310
                                       1099620                   1123080
                                       1060380                   1085320
                                       1068660                   1092480
                                       1097000                   1121400
                10/03                  1087010                   1110950
                                       1092110                   1113610
                                       1102490                   1124940
                                       1110910                   1133990
                                       1121540                   1146260
                                       1130930                   1154850
                                       1099720                   1124800
                                       1094410                   1120300
                                       1099760                   1126630
                                       1109900                   1137800
                                       1130450                   1159500
                                       1133770                   1162650
                10/04                  1143860                   1172390
                                       1138160                   1163040
                                       1150330                   1173750
                                       1157710                   1181110
                                       1153450                   1174140
                                       1144750                   1168110
                                       1159360                   1183920
                                       1169500                   1196720
                                       1174910                   1203250
                                       1167080                   1192310
                                       1180780                   1207590
                                       1168430                   1195140
                10/05                  1159620                   1185690

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                              SINCE
                          1 YEAR            INCEPTION
                          ------            ---------
                          3.06%               4.66%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                              SINCE
                          1 YEAR            INCEPTION
                          ------            ---------
                          1.38%               4.32%

      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

___________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Lehman Brothers US Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes US Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                     SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,000.20
Expenses Paid per $1,000*                                            $    2.02

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 5/1/05                                       $1,000.00
Ending Account Value 10/31/05                                        $1,023.19
Expenses Paid per $1,000*                                            $    2.04

ANNUALIZED EXPENSE RATIOS*                                                0.40%

___________________

* Expenses are equal to the portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
-----------------------------------------
AAA                                68.5%
AA                                  3.3%
A                                   8.5%
BBB                                10.7%
BB                                  2.2%
                                 ------
  Subtotal                         93.2%
Short-Term Investments              6.8%
                                 ------
  Total                           100.0%
                                 ======

______________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (3.5%)
   L-3 Communications Holdings, Inc.                        4,000   $   311,280
   United Technologies Corp.                               12,400       635,872
                                                                    -----------
                                                                        947,152
                                                                    -----------

BANKS (15.2%)
   Bank of America Corp.                                   19,900       870,426
   Bank of New York Company, Inc.                           9,200       287,868
   Hudson City Bancorp, Inc.                               36,503       432,196
   Mellon Financial Corp.                                   8,500       269,365
   Mercantile Bankshares Corp.                              5,200       293,072
   North Fork Bancorporation, Inc.                         20,150       510,601
   South Financial Group, Inc.                              9,700       267,429
   U.S. Bancorp                                             9,200       272,136
   Wells Fargo & Co.                                       14,200       854,840
                                                                    -----------
                                                                      4,057,933
                                                                    -----------

BUILDING PRODUCTS (1.5%)
   American Standard Companies, Inc.                       10,800       410,832
                                                                    -----------

CHEMICALS (1.4%)
   Du Pont (E. I.) de Nemours & Co.                         8,700       362,703
                                                                    -----------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
   Cendant Corp.                                            7,000       121,940
                                                                    -----------

COMPUTERS & PERIPHERALS (2.1%)
   International Business Machines Corp.                    6,900       564,972
                                                                    -----------

DIVERSIFIED FINANCIALS (9.4%)
   American Express Co.                                     6,100       303,597
   Capital One Financial Corp.                              4,300       328,305
   Citigroup, Inc.                                         17,400       796,572
   Freddie Mac                                              7,200       441,720
   Lehman Brothers Holdings, Inc.                           3,000       359,010
   MBNA Corp.                                              11,200       286,384
                                                                    -----------
                                                                      2,515,588
                                                                    -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
   ALLTEL Corp.                                             4,300       265,998
   Sprint Nextel Corp.                                     15,600       363,636
   Telus Corp.                                              7,000       263,900
                                                                    -----------
                                                                        893,534
                                                                    -----------

ELECTRIC UTILITIES (3.3%)
   Dominion Resources, Inc.                                 3,400       258,672
   Exelon Corp.                                             4,900       254,947
   TXU Corp.                                                3,800       382,850
                                                                    -----------
                                                                        896,469
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
ELECTRICAL EQUIPMENT (1.1%)
   Emerson Electric Co.                                     4,400   $   306,020
                                                                    -----------

ENERGY EQUIPMENT & SERVICES (2.0%)
   Weatherford International, Ltd.*                         8,700       544,620
                                                                    -----------

FOOD PRODUCTS (0.5%)
   Kellogg Co.                                              3,300       145,761
                                                                    -----------

HEALTHCARE PROVIDERS & SERVICES (2.4%)
   Aetna, Inc.                                              7,100       628,776
                                                                    -----------

HOTELS, RESTAURANTS & LEISURE (1.2%)
   McDonald's Corp.                                         9,900       312,840
                                                                    -----------

HOUSEHOLD PRODUCTS (2.4%)
   Procter & Gamble Co.                                    11,700       655,083
                                                                    -----------

INDUSTRIAL CONGLOMERATES (3.9%)
   General Electric Co.                                    18,400       623,944
   Tyco International, Ltd.                                16,200       427,518
                                                                    -----------
                                                                      1,051,462
                                                                    -----------

INSURANCE (7.7%)
   Allstate Corp.                                           5,500       290,345
   AMBAC Financial Group, Inc.                              4,000       283,560
   Hartford Financial Services Group, Inc.                 11,000       877,250
   St. Paul Travelers Companies, Inc.                      13,500       607,905
                                                                    -----------
                                                                      2,059,060
                                                                    -----------

MACHINERY (2.6%)
   Deere & Co.                                              3,900       236,652
   Dover Corp.                                              3,500       136,430
   ITT Industries, Inc.                                     3,100       314,960
                                                                    -----------
                                                                        688,042
                                                                    -----------

MEDIA (2.1%)
   Time Warner, Inc.                                       30,800       549,164
                                                                    -----------

MULTILINE RETAIL (1.1%)
   J.C. Penney Company, Inc.                                5,700       291,840
                                                                    -----------

OFFICE ELECTRONICS (0.5%)
   Zebra Technologies Corp. Class A*                        3,200       137,952
                                                                    -----------

OIL & GAS (14.8%)
   Apache Corp.                                             7,200       459,576
   Burlington Resources, Inc.                               7,300       527,206
   ConocoPhillips                                          20,300     1,327,214
   Exxon Mobil Corp.                                       13,600       763,504

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
OIL & GAS
   Murphy Oil Corp.                                         6,600   $   309,210
   Newfield Exploration Co.*                                6,000       271,980
   Noble Energy, Inc.                                       7,300       292,365
                                                                    -----------
                                                                      3,951,055
                                                                    -----------

PERSONAL PRODUCTS (0.7%)
   Avon Products, Inc.                                      7,200       194,328
                                                                    -----------

PHARMACEUTICALS (6.7%)
   Johnson & Johnson                                       10,300       644,986
   Mylan Laboratories, Inc.                                14,600       280,466
   Pfizer, Inc.                                            20,300       441,322
   Wyeth                                                    9,300       414,408
                                                                    -----------
                                                                      1,781,182
                                                                    -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
   Intel Corp.                                             11,700       274,950
                                                                    -----------

SOFTWARE (1.6%)
   Microsoft Corp.                                         16,200       416,340
                                                                    -----------

SPECIALTY RETAIL (3.8%)
   Best Buy Company, Inc.                                   5,550       245,643
   Home Depot, Inc.                                         6,600       270,864
   Office Depot, Inc.*                                     18,200       501,046
                                                                    -----------
                                                                      1,017,553
                                                                    -----------

TOBACCO (2.7%)
   Altria Group, Inc.                                       9,700       727,985
                                                                    -----------

TOTAL COMMON STOCKS (Cost $22,369,031)                               26,505,136
                                                                    -----------

                                                          PAR
                                                         (000)
                                                      -----------
SHORT-TERM INVESTMENT (1.0%)
   State Street Bank and Trust Co. Euro Time Deposit,
   2.850%, 11/01/05 (Cost $270,000)                   $       270       270,000
                                                                    -----------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $22,639,031)               26,775,136

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                              9,321
                                                                    -----------

NET ASSETS (100.0%)                                                 $26,784,457
                                                                    ===========

--------------------------------------------------------------------------------
*     Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS (95.3%)
ARGENTINA (2.6%)
OIL & GAS (2.6%)
   Repsol YPF SA                                           25,122   $   747,879
                                                                    -----------

TOTAL ARGENTINA                                                         747,879
                                                                    -----------

BELGIUM (1.6%)
BEVERAGES (1.6%)
   InBev NV                                                11,555       461,333
                                                                    -----------

TOTAL BELGIUM                                                           461,333
                                                                    -----------

BRAZIL (1.2%)
METALS & MINING (1.2%)
   Companhia Vale do Rio Doce (CVRD) ADR*                   8,512       351,801
                                                                    -----------

TOTAL BRAZIL                                                            351,801
                                                                    -----------

CANADA (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
   Rogers Communications, Inc. Class B                      9,700       383,214
                                                                    -----------

TOTAL CANADA                                                            383,214
                                                                    -----------

DENMARK (1.8%)
PHARMACEUTICALS (1.8%)
   Novo Nordisk AS Series B                                10,250       525,841
                                                                    -----------

TOTAL DENMARK                                                           525,841
                                                                    -----------

FRANCE (14.8%)
BANKS (2.3%)
   Societe Generale ss.                                     5,815       663,800
                                                                    -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
   France Telecom SA* ss.                                  26,257       682,236
                                                                    -----------

INSURANCE (2.2%)
   Axa                                                     22,217       643,159
                                                                    -----------

MEDIA (2.0%)
   Lagardere S.C.A. ss.                                     8,315       571,250
                                                                    -----------

OIL & GAS (2.7%)
   Total SA ss.                                             3,087       776,424
                                                                    -----------

PHARMACEUTICALS (1.1%)
   Sanofi-Aventis ss.                                       3,763       301,305
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
FRANCE
TEXTILES & APPAREL (2.1%)
   LVMH Moet Hennessy Louis Vuitton SA ss.                  7,495   $   606,698
                                                                    -----------

TOTAL FRANCE                                                          4,244,872
                                                                    -----------

GERMANY (4.9%)
AEROSPACE & DEFENSE (0.7%)

   MTU Aero Engines Holding AG*                             6,711       194,941
                                                                    -----------

AUTO COMPONENTS (1.2%)
   Continental AG                                           4,595       351,273
                                                                    -----------

BANKS (0.7%)
   Bayerische Hypo-und Vereinsbank AG*                      7,533       210,445
                                                                    -----------

ELECTRIC UTILITIES (2.3%)
   E.ON AG*                                                 7,136       646,328
                                                                    -----------

TOTAL GERMANY                                                         1,402,987
                                                                    -----------

GREECE (1.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
   Hellenic Telecommunications Organization SA (OTE)*      21,080       434,288
                                                                    -----------

TOTAL GREECE                                                            434,288
                                                                    -----------

HONG KONG (2.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
   China Netcom Group Corp. ADR                            10,310       327,240
                                                                    -----------

INDUSTRIAL CONGLOMERATES (1.0%)
   Hutchison Whampoa, Ltd.                                 29,000       275,937
                                                                    -----------

TOTAL HONG KONG                                                         603,177
                                                                    -----------

HUNGARY (1.4%)
BANKS (1.4%)
   OTP Bank Rt.                                            10,625       384,337
                                                                    -----------

TOTAL HUNGARY                                                           384,337
                                                                    -----------

ITALY (3.8%)
BANKS (1.8%)
   SanPaolo IMI SpA ss.                                    35,385       510,642
                                                                    -----------

OIL & GAS (2.0%)
   Eni SpA ss.                                             21,421       573,068
                                                                    -----------

TOTAL ITALY                                                           1,083,710
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
JAPAN (21.1%)
AUTO COMPONENTS (1.1%)
   Bridgestone Corp.                                       16,000   $   326,824
                                                                    -----------

BANKS (2.7%)
   Bank of Yokohama, Ltd.                                  93,000       757,236
                                                                    -----------

CHEMICALS (3.3%)
   Kuraray Company, Ltd. ss.                               31,500       299,041
   Shin-Etsu Chemical Company, Ltd. ss.                    13,700       656,865
                                                                    -----------
                                                                        955,906
                                                                    -----------

DIVERSIFIED FINANCIALS (3.5%)
   Nikko Cordial Corp.                                     38,500       467,396
   ORIX Corp.                                               2,900       543,796
                                                                    -----------
                                                                      1,011,192
                                                                    -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
   Omron Corp.                                             14,300       337,408
                                                                    -----------

HOUSEHOLD PRODUCTS (1.1%)
   Uni-Charm Corp.                                          6,900       311,671
                                                                    -----------

MACHINERY (1.8%)
   Komatsu, Ltd.                                           39,000       519,685
                                                                    -----------

SPECIALTY RETAIL (3.0%)
   Yamada Denki Company, Ltd.                               9,600       847,974
                                                                    -----------

TRADING COMPANIES & DISTRIBUTORS (3.4%)
   Sumitomo Corp.                                          87,000       972,593
                                                                    -----------

TOTAL JAPAN                                                           6,040,489
                                                                    -----------

MEXICO (1.1%)
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   America Movil SA de CV ADR Series L                     12,200       320,250
                                                                    -----------

TOTAL MEXICO                                                            320,250
                                                                    -----------

NETHERLANDS (3.7%)
BANKS (2.2%)
   ABN AMRO Holding NV                                     26,853       634,807
                                                                    -----------

FOOD PRODUCTS (1.5%)
   Royal Numico NV*                                        10,261       415,360
                                                                    -----------

TOTAL NETHERLANDS                                                     1,050,167
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
NORWAY (1.0%)
BANKS (1.0%)
   DNB NOR ASA                                             29,000   $   296,571
                                                                    -----------

TOTAL NORWAY                                                            296,571
                                                                    -----------

SINGAPORE (1.4%)
BANKS (1.4%)
   United Overseas Bank, Ltd.                              47,685       388,889
                                                                    -----------

TOTAL SINGAPORE                                                         388,889
                                                                    -----------

SOUTH KOREA (1.1%)
MACHINERY (1.1%)
   Samsung Heavy Industries Company, Ltd.                  25,000       320,908
                                                                    -----------

TOTAL SOUTH KOREA                                                       320,908
                                                                    -----------

SWEDEN (2.9%)
COMMUNICATIONS EQUIPMENT (1.4%)
   Telefonaktiebolaget LM Ericsson ss.                    121,780       398,995
                                                                    -----------

MACHINERY (1.5%)
   Sandvik AB                                               8,805       423,659
                                                                    -----------

TOTAL SWEDEN                                                            822,654
                                                                    -----------

SWITZERLAND (4.1%)
BANKS (2.2%)
   UBS AG                                                   7,274       619,301
                                                                    -----------

PHARMACEUTICALS (1.9%)
   Novartis AG                                             10,340       555,373
                                                                    -----------

TOTAL SWITZERLAND                                                     1,174,674
                                                                    -----------

TAIWAN (1.3%)
METALS & MINING (0.7%)
   China Steel Corp.                                      241,500       191,033
                                                                    -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.6%)
   MediaTek, Inc.                                          22,000       190,337
                                                                    -----------

TOTAL TAIWAN                                                            381,370
                                                                    -----------

UNITED KINGDOM (20.5%)
BANKS (4.7%)
   Barclays PLC                                            30,362       300,936
   HSBC Holdings PLC                                       41,700       654,980
   Royal Bank of Scotland Group PLC                        13,864       383,977
                                                                    -----------
                                                                      1,339,893
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
UNITED KINGDOM
BEVERAGES (1.6%)
   SABMiller PLC                                           23,615   $   445,609
                                                                    -----------

COMMERCIAL SERVICES & SUPPLIES (1.7%)
   Capita Group PLC                                        20,300       140,173
   Hays PLC                                               174,705       354,342
                                                                    -----------
                                                                        494,515
                                                                    -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
   Cable & Wireless PLC                                   174,053       355,005
                                                                    -----------

METALS & MINING (1.0%)
   BHP Billiton PLC                                        19,485       286,775
                                                                    -----------

OIL & GAS (2.1%)
   BP PLC                                                  53,642       594,322
                                                                    -----------

PHARMACEUTICALS (3.6%)
   AstraZeneca PLC                                          8,032       359,365
   GlaxoSmithKline PLC                                     25,896       673,642
                                                                    -----------
                                                                      1,033,007
                                                                    -----------

SPECIALTY RETAIL (0.3%)
   Kingfisher PLC                                          23,915        89,781
                                                                    -----------

TOBACCO (2.1%)
   Imperial Tobacco Group PLC                              20,954       600,579
                                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES (2.2%)
   Vodafone Group PLC                                     244,387       641,732
                                                                    -----------

TOTAL UNITED KINGDOM                                                  5,881,218
                                                                    -----------
TOTAL COMMON STOCKS (Cost $21,056,724)                               27,300,629
                                                                    -----------

PREFERRED STOCKS (0.6%)
BRAZIL (0.6%)
METALS & MINING (0.6%)
   Companhia Vale do Rio Doce (CVRD) ADR
    (Cost $144,050)                                         4,500       166,050
                                                                    -----------

SHORT-TERM INVESTMENTS (18.4%)
   State Street Navigator Prime Fund ss.ss.             4,395,857     4,395,857

                                                          PAR
                                                         (000)
                                                      -----------
   State Street Bank and Trust Co. Euro Time Deposit,
     2.850%, 11/01/05                                 $       887       887,000
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS (Cost $5,282,857)                        5,282,857
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                    -----------
TOTAL INVESTMENTS AT VALUE (114.3%) (Cost $26,483,631)              $32,749,536

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.3%)                       (4,088,931)
                                                                    -----------

NET ASSETS (100.0%)                                                 $28,660,605
                                                                    ===========

                             INVESTMENT ABBREVIATION
                        ADR = American Depositary Receipt
--------------------------------------------------------------------------------
*        Non-income producing security.

ss.      Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS (98.7%)
AEROSPACE & DEFENSE (5.6%)
   Boeing Co.                                               2,800   $   180,992
   L-3 Communications Holdings, Inc.                        2,600       202,332
   United Technologies Corp.                                5,600       287,168
                                                                    -----------
                                                                        670,492
                                                                    -----------

BANKS (6.7%)
   Mellon Financial Corp.                                   4,100       129,929
   North Fork Bancorporation, Inc.                          7,850       198,919
   South Financial Group, Inc.                              4,900       135,093
   U.S. Bancorp                                             6,000       177,480
   Wells Fargo & Co.                                        2,600       156,520
                                                                    -----------
                                                                        797,941
                                                                    -----------

BIOTECHNOLOGY (1.0%)
   Amgen, Inc.*                                             1,600       121,216
                                                                    -----------

BUILDING PRODUCTS (0.9%)
   American Standard Companies, Inc.                        2,800       106,512
                                                                    -----------

CHEMICALS (1.5%)
   PPG Industries, Inc.                                     3,000       179,910
                                                                    -----------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
   Avery Dennison Corp.                                     1,800       101,970
                                                                    -----------

COMMUNICATIONS EQUIPMENT (1.3%)
   Cisco Systems, Inc.*                                     9,200       160,540
                                                                    -----------

COMPUTERS & PERIPHERALS (3.6%)
   Dell, Inc.*                                              3,600       114,768
   EMC Corp.*                                              10,600       147,976
   International Business Machines Corp.                    2,000       163,760
                                                                    -----------
                                                                        426,504
                                                                    -----------

DIVERSIFIED FINANCIALS (6.5%)
   American Express Co.                                     2,700       134,379
   Goldman Sachs Group, Inc.                                1,700       214,829
   JPMorgan Chase & Co.                                     5,700       208,734
   MBNA Corp.                                               8,400       214,788
                                                                    -----------
                                                                        772,730
                                                                    -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
   ALLTEL Corp.                                             1,800       111,348
   Sprint Nextel Corp.                                      7,600       177,156
                                                                    -----------
                                                                        288,504
                                                                    -----------

ELECTRIC UTILITIES (3.2%)
   Dominion Resources, Inc.                                 2,600       197,808
   Exelon Corp.                                             3,600       187,308
                                                                    -----------
                                                                        385,116
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
   Broadcom Corp. Class A                                   3,800   $   161,348
                                                                    -----------

FOOD & DRUG RETAILING (1.6%)
   CVS Corp.                                                7,900       192,839
                                                                    -----------

FOOD PRODUCTS (3.0%)
   Campbell Soup Co.                                        6,100       177,510
   Kellogg Co.                                              4,200       185,514
                                                                    -----------
                                                                        363,024
                                                                    -----------

HEALTHCARE EQUIPMENT & SUPPLIES (1.0%)
   Baxter International, Inc.                               3,200       122,336
                                                                    -----------

HEALTHCARE PROVIDERS & SERVICES (3.4%)
   UnitedHealth Group, Inc.                                 4,800       277,872
   WellChoice, Inc.*                                        1,700       128,605
                                                                    -----------
                                                                        406,477
                                                                    -----------

HOTELS, RESTAURANTS & LEISURE (1.1%)
   McDonald's Corp.                                         4,300       135,880
                                                                    -----------

HOUSEHOLD PRODUCTS (3.0%)
   Kimberly-Clark Corp.                                     2,200       125,048
   Procter & Gamble Co.                                     4,200       235,158
                                                                    -----------
                                                                        360,206
                                                                    -----------

INDUSTRIAL CONGLOMERATES (5.0%)
   General Electric Co.                                    11,400       386,574
   Tyco International, Ltd.                                 7,900       208,481
                                                                    -----------
                                                                        595,055
                                                                    -----------
INSURANCE (7.9%)
   American International Group, Inc.                       2,800       181,440
   Genworth Financial, Inc. Class A                         5,800       183,802
   Hartford Financial Services Group, Inc.                  1,800       143,550
   Lincoln National Corp.                                   5,900       298,599
   St. Paul Travelers Companies, Inc.                       3,000       135,090
                                                                    -----------
                                                                        942,481
                                                                    -----------

IT CONSULTING & SERVICES (0.9%)
   CACI International, Inc. Class A*                        1,000        54,540
   NAVTEQ Corp.*                                            1,200        46,944
                                                                    -----------
                                                                        101,484
                                                                    -----------

MACHINERY (2.3%)
   Caterpillar, Inc.                                        2,400       126,216
   Deere & Co.                                              2,500       151,700
                                                                    -----------
                                                                        277,916
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
MEDIA (3.8%)
   E.W. Scripps Co. Class A                                 2,700   $   123,660
   Viacom, Inc. Class B                                     5,700       176,529
   Walt Disney Co.                                          6,500       158,405
                                                                    -----------
                                                                        458,594
                                                                    -----------

MULTILINE RETAIL (1.1%)
   J.C. Penney Company, Inc.                                2,500       128,000
                                                                    -----------

OIL & GAS (9.2%)
   Apache Corp.                                             2,800       178,724
   Burlington Resources, Inc.                               2,800       202,216
   Chevron Corp.                                            2,400       136,968
   Devon Energy Corp.                                       2,500       150,950
   Exxon Mobil Corp.                                        7,700       432,278
                                                                    -----------
                                                                      1,101,136
                                                                    -----------

PHARMACEUTICALS (8.5%)
   Barr Pharmaceuticals, Inc.*                              2,900       166,605
   Johnson & Johnson                                        3,100       194,122
   Medco Health Solutions, Inc.*                            2,500       141,250
   Pfizer, Inc.                                             5,900       128,266
   Sepracor, Inc.*                                          2,500       140,625
   Wyeth                                                    5,400       240,624
                                                                    -----------
                                                                      1,011,492
                                                                    -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.2%)
   Intel Corp.                                              9,000       211,500
   Maxim Integrated Products, Inc.                          1,500        52,020
                                                                    -----------
                                                                        263,520
                                                                    -----------

SOFTWARE (5.1%)
   Activision, Inc.*                                        4,667        73,593
   Electronic Arts, Inc.*                                   3,300       187,704
   Microsoft Corp.                                         13,524       347,567
                                                                    -----------
                                                                        608,864
                                                                    -----------

SPECIALTY RETAIL (4.6%)
   Best Buy Company, Inc.                                   2,500       110,650
   Home Depot, Inc.                                         2,900       119,016
   Ross Stores, Inc.                                        6,700       181,168
   The Gap, Inc.                                            7,800       134,784
                                                                    -----------
                                                                        545,618
                                                                    -----------

TOTAL COMMON STOCKS (Cost $10,932,780)                               11,787,705
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                          PAR
                                                         (000)         VALUE
                                                      -----------   -----------
SHORT-TERM INVESTMENT (1.4%)
   State Street Bank and Trust Co. Euro Time Deposit,
     2.850%, 11/01/05 (Cost $171,000)                 $       171   $   171,000
                                                                    -----------

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $11,103,780)               11,958,705

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                           (14,471)
                                                                    -----------

NET ASSETS (100.0%)                                                 $11,944,234
                                                                    ===========

--------------------------------------------------------------------------------
*     Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (9.3%)
  Boeing Co.                                                2,500   $   161,600
  L-3 Communications Holdings, Inc.                         2,600       202,332
  Precision Castparts Corp.                                 4,100       194,176
  United Technologies Corp.                                 3,300       169,224
                                                                    -----------
                                                                        727,332
                                                                    -----------

BANKS (2.3%)
  Hudson City Bancorp, Inc.                                 6,800        80,512
  Northern Trust Corp.                                      1,900       101,840
                                                                    -----------
                                                                        182,352
                                                                    -----------

BEVERAGES (1.3%)
  Coca-Cola Co.                                             2,300        98,394
                                                                    -----------

BIOTECHNOLOGY (6.5%)
  Amgen, Inc.                                               2,300       174,248
  Genentech, Inc.*                                          2,100       190,260
  Genzyme Corp.*                                            1,500       108,450
  Martek Biosciences Corp.* ss.                             1,300        40,131
                                                                    -----------
                                                                        513,089
                                                                    -----------

CHEMICALS (2.7%)
  Chemtura Corp.                                            5,900        63,130
  Monsanto Co.                                              2,400       151,224
                                                                    -----------
                                                                        214,354
                                                                    -----------

COMMUNICATIONS EQUIPMENT (5.3%)
  Comverse Technology, Inc.*                                4,900       122,990
  Corning, Inc.*                                           12,100       243,089
  Motorola, Inc.                                            2,200        48,752
                                                                    -----------
                                                                        414,831
                                                                    -----------

COMPUTERS & PERIPHERALS (1.8%)
  Apple Computer, Inc.*                                     2,500       143,975
                                                                    -----------

DIVERSIFIED FINANCIALS (3.3%)
  American Express Co.                                      2,500       124,425
  Capital One Financial Corp.                               1,800       137,430
                                                                    -----------
                                                                        261,855
                                                                    -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.2%)
  Broadcom Corp. Class A                                    2,900       123,134
  Roper Industries, Inc.                                    2,500        94,250
  Solectron Corp.*                                          9,900        34,947
                                                                    -----------
                                                                        252,331
                                                                    -----------

ENERGY EQUIPMENT & SERVICES (1.4%)
  Smith International, Inc.                                 2,300        74,520
  Weatherford International, Ltd.*                            600        37,560
                                                                    -----------
                                                                        112,080
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
FOOD & DRUG RETAILING (1.5%)
   CVS Corp.                                                4,700   $   114,727
                                                                     -----------

FOOD PRODUCTS (2.4%)
  Campbell Soup Co.                                         3,400        98,940
  Wm. Wrigley Jr. Co.*                                      1,300        90,350
                                                                    -----------
                                                                        189,290
                                                                    -----------

HEALTHCARE EQUIPMENT & SUPPLIES (4.3%)
  Dade Behring Holdings, Inc.                               4,700       169,247
  St. Jude Medical, Inc.*                                   3,500       168,245
                                                                    -----------
                                                                        337,492
                                                                    -----------

HEALTHCARE PROVIDERS & SERVICES (4.7%)
  Aetna, Inc.                                               1,000        88,560
  UnitedHealth Group, Inc.                                  1,600        92,624
  WellPoint, Inc.*                                          2,500       186,700
                                                                    -----------
                                                                        367,884
                                                                    -----------

HOTELS, RESTAURANTS & LEISURE (2.5%)
  Penn National Gaming, Inc.*                               2,500        73,875
  Starbucks Corp.*                                          4,400       124,432
                                                                    -----------
                                                                        198,307
                                                                    -----------

HOUSEHOLD PRODUCTS (2.7%)
  Procter & Gamble Co.                                      3,800       212,762
                                                                    -----------


INDUSTRIAL CONGLOMERATES (1.0%)
  General Electric Co.                                      2,400        81,384
                                                                    -----------

INSURANCE (2.9%)
  American International Group, Inc.                        1,600       103,680
  Genworth Financial, Inc. Class A                          4,000       126,760
                                                                    -----------
                                                                        230,440
                                                                    -----------

INTERNET & CATALOG RETAIL (1.6%)
  eBay, Inc.*                                               3,100       122,760
                                                                    -----------

INTERNET SOFTWARE & SERVICES (5.1%)
  Google, Inc. Class A*                                       300       111,642
  VeriSign, Inc.*                                           8,800       207,944
  Yahoo!, Inc.*                                             2,200        81,334
                                                                    -----------
                                                                        400,920
                                                                    -----------

IT CONSULTING & SERVICES (1.7%)
  CACI International, Inc. Class A*                           700        38,178
  NAVTEQ Corp.*                                             2,500        97,800
                                                                    -----------
                                                                        135,978
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
MACHINERY (0.9%)
  Deere & Co.                                               1,200   $    72,816
                                                                    -----------

MEDIA (2.2%)
  E.W. Scripps Co. Class A                                  1,300        59,540
  Getty Images, Inc.* ss.                                   1,400       116,214
                                                                    -----------
                                                                        175,754
                                                                    -----------

MULTILINE RETAIL (1.4%)
  Kohl's Corp.*                                             2,200       105,886
                                                                    -----------

OIL & GAS (2.8%)
  Forest Oil Corp.*                                         1,000        43,680
  XTO Energy, Inc.                                          4,000       173,840
                                                                    -----------
                                                                        217,520
                                                                    -----------

PHARMACEUTICALS (9.4%)
  Barr Pharmaceuticals, Inc.*                                 700        40,215
  Forest Laboratories, Inc.*                                2,000        75,820
  Johnson & Johnson                                         2,600       162,812
  Medco Health Solutions, Inc.*                             1,700        96,050
  Schering-Plough Corp.                                     7,300       148,482
  Sepracor, Inc.*                                           1,600        90,000
  Wyeth                                                     2,700       120,312
                                                                    -----------
                                                                        733,691
                                                                    -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
  Intel Corp.                                               3,000        70,500
  Maxim Integrated Products, Inc.                           2,000        69,360
                                                                    -----------
                                                                        139,860
                                                                    -----------

SOFTWARE (9.6%)
  Activision, Inc.*                                         2,667        42,053
  Electronic Arts, Inc.*                                    1,700        96,696
  Macromedia, Inc.*                                         3,400       149,328
  Microsoft Corp.                                          13,000       334,100
  Salesforce.com, Inc.* ss.                                 5,300       132,447
                                                                    -----------
                                                                        754,624
                                                                    -----------

SPECIALTY RETAIL (3.7%)
  Best Buy Company, Inc.                                    1,050        46,473
  Home Depot, Inc.                                          3,500       143,640
  Office Depot, Inc.*                                       3,500        96,355
                                                                    -----------
                                                                        286,468
                                                                    -----------
TOTAL COMMON STOCKS (Cost $6,802,340)                                 7,799,156
                                                                    -----------

SHORT-TERM INVESTMENTS (5.5%)
  State Street Navigator Prime Fund ss.ss.                292,200       292,200

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                          PAR
                                                         (000)         VALUE
                                                      -----------   -----------
SHORT-TERM INVESTMENTS
  State Street Bank and Trust Co. Euro Time Deposit,
    2.850%, 11/01/05                                  $       145   $   145,000
                                                                    -----------

 TOTAL SHORT-TERM INVESTMENTS (Cost $437,200)                           437,200
                                                                    -----------

TOTAL INVESTMENTS AT VALUE (104.8%) (Cost $7,239,540)                 8,236,356

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.8%)                          (379,755)
                                                                    -----------

NET ASSETS (100.0%)                                                 $ 7,856,601
                                                                    ===========

--------------------------------------------------------------------------------
*        Non-income producing security.

ss.      Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS (94.7%)
BIOTECHNOLOGY (7.4%)

  Neurocrine Biosciences, Inc.* ss.                         1,000   $    52,820
  Rigel Pharmaceuticals, Inc.*                              1,500        33,675
                                                                    -----------
                                                                         86,495
                                                                    -----------

COMPUTERS & PERIPHERALS (3.3%)
  Sigma Designs, Inc.*                                      3,700        38,221
                                                                    -----------

ENERGY EQUIPMENT & SERVICES (8.0%)
  National-Oilwell Varco, Inc.*                             1,500        93,705
                                                                    -----------

HEALTHCARE EQUIPMENT & SUPPLIES (6.0%)
  Dade Behring Holdings, Inc.                               1,000        36,010
  Immucor, Inc.*                                            1,300        33,696
                                                                    -----------
                                                                         69,706
                                                                    -----------

HEALTHCARE PROVIDERS & SERVICES (3.3%)
  Centene Corp.*                                            1,900        38,285
                                                                    -----------

HOTELS, RESTAURANTS & LEISURE (3.5%)
  Starwood Hotels & Resorts Worldwide, Inc.                   700        40,901
                                                                    -----------

INTERNET SOFTWARE & SERVICES (15.0%)
  Digitas, Inc.*                                            3,300        35,640
  Openwave Systems, Inc.*                                   2,400        42,888
  Opsware, Inc.*                                           11,700        60,138
  ValueClick, Inc.*                                         2,100        36,750
                                                                    -----------
                                                                        175,416
                                                                    -----------

MEDIA (10.4%)
  aQuantive, Inc.* ss.                                      2,300        49,795
  Lions Gate Entertainment Corp.* ss.                       7,500        72,000
                                                                    -----------
                                                                        121,795
                                                                    -----------

OIL & GAS (6.7%)
  Denbury Resources, Inc.*                                  1,800        78,534
                                                                    -----------

PHARMACEUTICALS (3.3%)
  Medicis Pharmaceutical Corp. Class A ss.                  1,300        38,350
                                                                    -----------

REAL ESTATE (4.9%)
  HouseValues, Inc.*                                        3,900        57,408
                                                                    -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (13.4%)
  Genesis Microchip, Inc.*                                  3,000        57,720
  Tessera Technologies, Inc.*                               1,500        41,850
  Trident Microsystems, Inc.*                               1,900        57,494
                                                                    -----------
                                                                        157,064
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      -----------   -----------
COMMON STOCKS
SOFTWARE (9.5%)
  Activision, Inc.*                                         2,577   $    40,644
  Macromedia, Inc.*                                         1,600        70,272
                                                                    -----------
                                                                        110,916
                                                                    -----------
TOTAL COMMON STOCKS (Cost $832,874)                                   1,106,796
                                                                    -----------

SHORT-TERM INVESTMENT (13.7%)
  State Street Navigator Prime Fund ss.ss.
     (Cost $159,945)                                      159,945       159,945
                                                                    -----------

TOTAL INVESTMENTS AT VALUE (108.4%) (Cost $992,819)                   1,266,741

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.4%)                           (97,934)
                                                                    -----------

NET ASSETS (100.0%)                                                 $ 1,168,807
                                                                    ===========

--------------------------------------------------------------------------------
*        Non-income producing security.

ss.      Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------



      PAR                                                     RATINGS+
     (000)                                                  (S&P/MOODY'S)   MATURITY   RATE%      VALUE
     -----                                                  -------------   --------   -----   ------------
CORPORATE BONDS (20.8%)
AEROSPACE & DEFENSE (0.7%)
$       65  Goodrich Corp., Notes                           (BBB- , Baa3)   04/15/08   7.500   $     68,285
                                                                                               ------------

BANKS (0.9%)
        40  Bank of America Corp., Global Notes ss.           (AA- , Aa2)    10/01/10   4.250        38,716
        25  Bank of America Corp., Rule 144A,
              Company Guaranteed Notes
              (Callable 12/31/06 @ $104.04) ++                (A , Aa3)     12/31/26   8.070         26,736
        25  Bank of New York Company, Inc., Senior
              Subordinated Notes
              (Callable 03/15/08 @ $100.00) #                 (A , A1)      03/15/13   3.400         24,083
                                                                                               ------------
                                                                                                     89,535
                                                                                               ------------

COMMERCIAL SERVICES (1.6%)
        45  Cendant Corp., Units                            (BBB+ , Baa1)   08/17/06   4.890         44,520
        15  Erac USA Finance Co., Rule 144A, Notes ++       (BBB+ , Baa1)   05/15/06   6.625         15,099
        90  Steelcase, Inc., Global Senior Notes            (BBB- , Ba1)    11/15/06   6.375         90,169
                                                                                               ------------
                                                                                                    149,788
                                                                                               ------------

DIVERSIFIED FINANCIALS (6.6%)
        20  Capital One Financial Corp., Senior Notes       (BBB- , Baa3)   05/17/07   4.738         19,969
        50  Citigroup, Inc., Global Subordinated Notes       (A+ , Aa2)     09/15/14   5.000         49,051
        40  Ford Motor Credit Co., Global Notes             (BB+ , Baa2)    01/25/07   6.500         39,537
        50  Ford Motor Credit Co., Global Notes             (BB+ , Baa2)    01/15/10   5.700         45,035
        15  Ford Motor Credit Co., Global Notes ss.         (BB+ , Baa2)    10/01/13   7.000         13,749
        70  General Electric Capital Corp., Series MTNA,
              Global Notes                                   (AAA , Aaa)    06/15/12   6.000         73,727
        25  General Motors Acceptance Corp., Global Bonds    (BB , Baa2)    11/01/31   8.000         25,880
        35  Goldman Sachs Group, Inc., Global Notes          (A+ , Aa3)     01/15/15   5.125         34,198
        30  Household Finance Corp., Global Notes             (A , A1)      12/15/08   4.125         29,279
        15  JPMorgan Chase & Co., Global Notes ss.           (A+ , Aa3)     03/01/15   4.750         14,411
        35  MBNA America Bank, Rule 144A, Subordinated
              Notes ++                                      (BBB , Baa2)    03/15/08   6.750         36,422
        60  Morgan Stanley, Global Subordinated Notes         (A , A1)      04/01/14   4.750         56,697
        65  OMX Timber Finance Investment LLC, Rule 144A,
              Company Guaranteed Notes
              (Callable 10/31/19 @ $100.00) ++#              (A+ , Aa3)     01/29/20   5.420         64,415
        60  SLM Corp., Series MTNA, Global Notes ss.          (A , A2)      01/15/09   4.000         58,272
        70  Toll Brothers Finance Corp., Global Company
              Guaranteed Notes ss.                          (BBB- , Baa3)   11/15/12   6.875         74,183
                                                                                               ------------
                                                                                                    634,825
                                                                                               ------------

ELECTRIC (1.6%)
        17  American Electric Power Company, Inc.,
              Series A, Global Notes                        (BBB , Baa2)    05/15/06   6.125         17,111
        15  Dominion Resources, Inc., Series A, Notes       (BBB+ , Baa1)   11/15/06   3.660         14,820
        25  FPL Group Capital, Inc., Notes                    (A- , A2)     02/16/07   4.086         24,781
        20  Pacific Gas & Electric Co., First Mortgage
              Notes                                         (BBB , Baa1)    03/01/34   6.050         20,161
        25  PacifiCorp, First Mortgage Notes ss.              (A- , A3)     11/15/11   6.900         27,333
        50  TXU Corp., Global Senior Notes ss.               (BB+ , Ba1)    11/15/14   5.550         46,211
                                                                                               ------------
                                                                                                    150,417
                                                                                               ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------



      PAR                                                     RATINGS+
     (000)                                                  (S&P/MOODY'S)   MATURITY   RATE%      VALUE
     -----                                                  -------------   --------   -----   ------------
CORPORATE BONDS
GAS (0.4%)
$       35  Sempra Energy, Notes                            (BBB+ , Baa1)   12/01/05   6.950   $     35,066
                                                                                               ------------

HOME BUILDERS (1.0%)
        75  Lennar Corp., Rule 144A, Senior Unsecured
              Notes ++                                      (BBB , Baa3)    05/31/15   5.600         71,971
        25  Pulte Homes, Inc., Notes                        (BBB- , Baa3)   02/15/15   5.200         23,197
                                                                                               ------------
                                                                                                     95,168
                                                                                               ------------

INSURANCE (1.5%)
        40  American International Group, Inc., Global
              Notes #                                         (AA , Aa)     05/15/13   4.250         37,721
        50  Berkshire Hathaway Finance Corp., Global
              Company Guaranteed Notes                       (AAA , Aaa)    01/15/10   4.125         48,586
        40  Nationwide Mutual Insurance Co., Rule 144A,
              Bonds (Callable 04/15/14 @ $100.00) ++ ss.      (A- , A2)     04/15/34   6.600         39,567
        20  Progressive Corp., Senior Notes                   (A+ , A1)     12/01/32   6.250         21,091
                                                                                               ------------
                                                                                                    146,965
                                                                                               ------------

INVESTMENT COMPANY (0.3%)
        25  Frank Russell Co., Rule 144A, Company
              Guaranteed Notes ++                            (AAA , Aa1)    01/15/09   5.625         25,618
                                                                                                  ---------

MEDIA (1.3%)
        16  Comcast Cable Communications Holdings, Inc.,
              Global Company Guaranteed Notes               (BBB+ , Baa2)   03/15/13   8.375         18,456
        30  Comcast Corp., Company Guaranteed Notes         (BBB+ , Baa2)   06/15/16   4.950         27,921
        30  Cox Communications, Inc., Global Notes          (BBB- , Baa3)   12/15/14   5.450         29,190
        20  News America, Inc., Company Guaranteed
              Notes                                         (BBB , Baa2)    11/30/28   7.625         22,297
        20  Time Warner, Inc., Global Company Guaranteed
              Notes                                         (BBB+ , Baa1)   04/15/31   7.625         22,618
         5  Time Warner, Inc., Global Notes                 (BBB+ , Baa1)   05/01/12   6.875          5,359
                                                                                               ------------
                                                                                                    125,841
                                                                                               ------------

MINING (0.4%)
        40  Phelps Dodge Corp., Senior Notes ss.            (BBB , Baa2)    03/15/34   6.125         38,641
                                                                                               ------------

MISCELLANEOUS MANUFACTURING (0.5%)
        50  Textron, Inc., Senior Notes                       (A- , A3)     08/01/10   4.500         48,957
                                                                                               ------------

OIL & GAS (1.5%)
        35  Amerada Hess Corp., Notes                       (BBB- , Ba1)    08/15/31   7.300         39,648
        50  Enterprise Products Operating LP, Series B,
              Global Senior Notes                           (BB+ , Baa3)    10/15/34   6.650         50,222
        25  Pemex Project Funding Master Trust, Rule 144A,
              Company Guaranteed Notes ++#                  (BBB , Baa1)    06/15/10   5.170         25,962
        25  XTO Energy, Inc., Notes                         (BBB- , Baa3)   06/30/15   5.300         24,745
                                                                                               ------------
                                                                                                    140,577
                                                                                               ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------



      PAR                                                     RATINGS+
     (000)                                                  (S&P/MOODY'S)   MATURITY   RATE%      VALUE
     -----                                                  -------------   --------   -----   ------------
CORPORATE BONDS
PIPELINES (0.2%)
$       25  Kinder Morgan Energy Partners LP, Notes ss.     (BBB+ , Baa1)   11/15/14   5.125   $     24,296
                                                                                               ------------

REAL ESTATE (0.3%)
        30  EOP Operating LP, Notes                         (BBB+ , Baa2)   10/01/10   4.650         29,222
                                                                                               ------------

TELECOMMUNICATIONS (2.0%)
        25  ALLTEL Corp., Notes                               (A , A2)      05/17/07   4.656         24,887
        20  Motorola, Inc., Notes                           (BBB+ , Baa2)   11/16/07   4.608         19,910
        20  Nextel Communications, Inc., Series E,
              Senior Notes                                   (A- , Baa2)    10/31/13   6.875         20,940
        20  SBC Communications, Inc., Global Notes            (A , A2)      09/15/14   5.100         19,342
        55  Sprint Capital Corp., Global Company
              Guaranteed Notes                              (BBB- , Baa3)   03/15/32   8.750         71,352
        40  Verizon Wireless Capital LLC, Global Notes        (A+ , A3)     12/15/06   5.375         40,232
                                                                                               ------------
                                                                                                    196,663
                                                                                               ------------

TOTAL CORPORATE BONDS (Cost $2,034,922)                                                           1,999,864
                                                                                               ------------

ASSET BACKED SECURITIES (11.9%)
         8  Ameriquest Mortgage Securities, Inc.,
              Series 2003-AR2, Class A4 #                    (AAA , Aaa)    05/25/33   4.388          7,841
        70  Asset Backed Funding Certificates,
              Series 2005-AQ1, Class A4 #                    (AAA , Aaa)    06/25/35   5.010         68,337
        35  Asset Backed Funding Certificates,
              Series 2005-AQ1, Class M1 #                     (AA , Aa)     06/25/35   5.240         33,991
        80  CDC Mortgage Capital Trust, Series 2003-HE4,
              Class M2 #                                      (A , A2)      03/25/34   5.688         81,756
        35  CIT Group Home Equity Loan Trust,
              Series 2003-1, Class M1                        (AA , Aa2)     10/20/32   4.670         34,271
        13  Countrywide Asset-Backed Certificates,
              Series 2003-BC1, Class A1 #                    (AAA , Aaa)    03/25/33   4.438         12,672
        50  Countrywide Asset-Backed Certificates,
              Series 2005-4, Class MF2                       (AA , Aa2)     10/25/35   5.136         48,793
        24  Countrywide Home Equity Loan Trust,
              Series 2002-C, Class A #                       (AAA , Aaa)    05/15/28   4.210         24,420
        75  DaimlerChrysler Auto Trust, Series 2004-B,
              Class A4                                       (AAA , Aaa)    10/08/09   3.710         73,641
       105  Finance America Mortgage Loan Trust,
              Series 2004-2, Class M1 #                      (AA+ , Aa1)    08/25/34   4.588        105,440
        50  First Franklin Mortgage Loan Asset-Backed
              Certificates, Series 2005-FF5, Class A2B #     (AAA , Aaa)    03/25/35   4.268         49,992
        85  Ford Credit Auto Owner Trust, Series 2003-A,
              Class A4B #                                    (AAA , Aaa)    06/15/07   4.060         84,994
       105  GE Capital Credit Card Master Note Trust,
              Series 2004-2, Class A #                       (AAA , Aaa)    09/15/10   4.010        105,149
        13  Greenpoint Home Equity Loan Trust,
              Series 2003-1, Class A #                       (AAA , Aaa)    04/15/29   4.240         12,834
        50  Honda Auto Receivables Owner Trust,
              Series 2003-1, Class A4 #                      (AAA , Aaa)    07/18/08   2.480         49,258


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------



      PAR                                                     RATINGS+
     (000)                                                  (S&P/MOODY'S)   MATURITY   RATE%      VALUE
     -----                                                  -------------   --------   -----   ------------
ASSET BACKED SECURITIES
$       35  Ixis Real Estate Capital Trust, Series
              2005-HE2, Class M1 #                           (AA , Aa1)     09/25/35   4.468   $     35,100
       125  MBNA Credit Card Master Note Trust,
              Series 2002-A4, Class A4 #                     (AAA , Aaa)    08/17/09   4.080        125,255
        55  MBNA Credit Card Master Note Trust,
              Series 2002-C1, Class C1                      (BBB , Baa2)    07/15/14   6.800         58,936
        49  Morgan Stanley ABS Capital I, Series 2003-NC7,
              Class A2 #                                     (AAA , Aaa)    06/25/33   4.398         48,787
        38  SLM Student Loan Trust, Series 2000-1,
              Class A2L #                                    (AAA , Aaa)    01/25/13   4.380         37,950
        34  SLM Student Loan Trust, Series 2003-1,
              Class A2 #                                     (AAA , Aaa)    06/17/13   3.910         33,573
        11  Vanderbilt Mortgage Finance, Series 1998-C,
              Class 1B1                                      (BBB , Baa)    02/07/15   6.970         11,035
                                                                                               ------------
TOTAL ASSET BACKED SECURITIES (Cost $1,151,242)                                                   1,144,025
                                                                                               ------------

MORTGAGE-BACKED SECURITIES (51.7%)
        50  Bank of America Commercial Mortgage, Inc.,
              Series 2005-2, Class A2                        (AAA , Aaa)    07/10/43   4.247         49,319
       105  Bank of America Commercial Mortgage, Inc.,
              Series 2005-5, Class AM                        (AAA , Aaa)    10/10/45   5.176        103,722
       101  Bank of America Mortgage Securities,
              Series 2005-F, Class 2A2 #                     (AAA , Aaa)    07/25/35   5.031         99,860
       222  Fannie Mae Pool #357739                          (AAA , Aaa)    03/01/35   6.000        223,833
       126  Fannie Mae Pool #357790 ++++                     (AAA , Aaa)    05/01/35   6.000        126,657
       145  Fannie Mae Pool #357822 ++++                     (AAA , Aaa)    05/01/35   5.500        142,669
        71  Fannie Mae Pool #703337                          (AAA , Aaa)    04/01/33   5.500         70,454
        43  Fannie Mae Pool #713667                          (AAA , Aaa)    07/01/33   5.000         41,207
        45  Fannie Mae Pool #721796                          (AAA , Aaa)    06/01/18   4.500         43,481
        95  Fannie Mae Pool #725205                          (AAA , Aaa)    03/01/34   5.000         91,474
        81  Fannie Mae Pool #725231                          (AAA , Aaa)    02/01/34   5.000         78,350
       107  Fannie Mae Pool #725248                          (AAA , Aaa)    03/01/34   5.000        103,039
        77  Fannie Mae Pool #725277                          (AAA , Aaa)    03/01/19   4.500         74,918
       109  Fannie Mae Pool #725414                          (AAA , Aaa)    05/01/19   4.500        105,799
       101  Fannie Mae Pool #725866                          (AAA , Aaa)    09/01/34   4.500         94,588
       110  Fannie Mae Pool #733389 ^^                       (AAA , Aaa)    08/01/33   5.000        106,121
       156  Fannie Mae Pool #735196 #                        (AAA , Aaa)    11/01/34   4.029        155,978
       144  Fannie Mae Pool #758789 ^^                       (AAA , Aaa)    12/01/33   5.500        142,503
       109  Fannie Mae Pool #772297                          (AAA , Aaa)    03/01/34   5.500        107,840
       120  Fannie Mae Pool #790724 ^^                       (AAA , Aaa)    09/01/34   5.500        118,550
       122  Fannie Mae Pool #826514 ^^                       (AAA , Aaa)    07/01/35   6.000        123,726
        95  FNMA TBA                                         (AAA , Aaa)    11/01/20   5.500         95,653
       350  FNMA TBA                                         (AAA , Aaa)    11/01/35   5.000        336,875
        90  FNMA TBA                                         (AAA , Aaa)    11/01/35   5.500         88,770
       310  FNMA TBA                                         (AAA , Aaa)    11/01/35   6.000        312,713
        95  FNMA TBA                                         (AAA , Aaa)    11/01/35   6.500         97,523
       100  Freddie Mac Global Bonds ^^                      (AAA , Aaa)    06/18/14   5.250        102,521
       145  Freddie Mac Global Notes ^^                      (AAA , Aaa)    11/15/13   4.875        144,978
        85  Freddie Mac Global Notes                         (AAA , Aaa)    07/15/32   6.250         98,917
       102  Freddie Mac Pool #A23629                         (AAA , Aaa)    06/01/34   5.000         98,642


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------



      PAR                                                     RATINGS+
     (000)                                                  (S&P/MOODY'S)   MATURITY   RATE%      VALUE
     -----                                                  -------------   --------   -----   ------------
MORTGAGE-BACKED SECURITIES
$       40  Freddie Mac Pool #B11354 ^^                      (AAA , Aaa)    12/01/18   5.000   $     39,708
        99  Freddie Mac Pool #B14729                         (AAA , Aaa)    05/01/19   4.500         95,810
       205  GE Capital Commercial Mortgage Corp.,
              Series 2005-C3, Class A3FX                     (AAA , Aaa)    07/10/45   4.863        202,862
        81  Ginnie Mae Pool #003666                          (AAA , Aaa)    01/20/35   6.000         81,977
       105  GMAC Commercial Mortgage Securities, Inc.,
              Series 1997-C2, Class B, Subordinated Bond     (AAA , Aaa)    04/15/29   6.703        108,303
       100  GS Mortgage Securities Corp. II,
              Series 2005-GG4, Class A4                      (AAA , Aaa)    07/10/39   4.761         96,080
       120  JPALT, Series 2005, Class S1                     (AAA , Aaa)    10/19/35   6.500        122,756
        53  JPMorgan Chase Commercial Mortgage
              Securities Corp., Series 2004-CB9,
              Class A1 #                                     (AAA , Aaa)    06/12/41   3.475         51,169
        89  LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A1                       (AAA , Aaa)    01/15/29   2.964         85,648
       105  LB-UBS Commercial Mortgage Trust,
              Series 2005-C3, Class AM                       (AAA , Aaa)    07/15/40   4.794        100,789
        75  Master Specialized Loan Trust, Series 2005-3,
              Class A2, Mortgage Pass Thru Certificate       (AAA , Aaa)    07/25/35   5.704         75,000
       125  Residential Funding Mortgage Securities I,
              Series 2005-SA5, Class 2A #                    (AAA , Aaa)    11/25/35   5.356        125,430
       110  Washington Mutual, Series 2005-AR14,
              Class 1A4                                      (AAA , Aaa)    12/25/35   5.086        109,622
        98  Wells Fargo Mortgage Backed Securities Trust,
              Series 2005-AR16, Class 6A3 #                  (AAA , Aaa)    10/25/35   5.002         97,199
                                                                                               ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,042,899)                                                4,973,033
                                                                                               ------------

FOREIGN BONDS (3.2%)
ASSET BACKED SECURITIES (1.0%)
       100  Pure Mortgages, Series 2004-1A, Class A
              (Ireland) #                                    (AAA , Aaa)    02/28/34   4.160         99,312
                                                                                               ------------

BEVERAGES (0.6%)
        25  Diageo Capital PLC, Global Notes
              (United Kingdom)                                (A , A2)      05/03/10   4.375         24,412
        35  Diageo Finance BV, Global Company Guaranteed
              Notes (Netherlands)                             (A , A2)      04/01/11   3.875         33,107
                                                                                               ------------
                                                                                                     57,519
                                                                                               ------------

ELECTRIC (0.2%)
        20  Compania Nacional de Transmision Electrica SA,
              Global Senior Notes (Chile)                    (A- , Baa1)    04/15/11   7.875         22,231
                                                                                               ------------

INSURANCE (0.2%)
        20  Everest Reinsurance Holdings, Notes (Bermuda)     (A- , A3)     10/15/14   5.400         19,511
                                                                                               ------------

MISCELLANEOUS MANUFACTURING (0.3%)
        30  Tyco International Group SA, Yankee Company
              Guaranteed Notes (Luxembourg)                 (BBB+ , Baa3)   10/15/11   6.375         31,559
                                                                                               ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------



      PAR                                                     RATINGS+
     (000)                                                  (S&P/MOODY'S)   MATURITY   RATE%      VALUE
     -----                                                  -------------   --------   -----   ------------
FOREIGN BONDS
OIL & GAS (0.4%)
$       10  Canadian Natural Resources, Ltd., Yankee
              Notes (Canada)                                (BBB+ , Baa1)   07/15/11   6.700   $     10,713
        25  Nexen, Inc., Yankee Notes (Canada)              (BBB- , Baa2)   03/10/35   5.875         23,873
                                                                                               ------------
                                                                                                     34,586
                                                                                               ------------

PIPELINES (0.2%)
        15  Trans-Canada Pipelines, Ltd., Yankee Bonds
              (Canada)                                        (A- , A2)     01/15/15   4.875         14,610
                                                                                               ------------

TELECOMMUNICATIONS (0.3%)
        25  Deutsche Telekom International Finance BV,
              Global Company Guaranteed Notes
              (Netherlands) #                                 (A- , A3)     06/15/30   8.750         31,091
                                                                                               ------------

TOTAL FOREIGN BONDS (Cost $315,900)                                                                 310,419
                                                                                               ------------

UNITED STATES TREASURY OBLIGATIONS (8.1%)
        77  Treasury Inflation-Index Bonds ss.               (AAA , Aaa)    04/15/32   3.375         98,976
        60  United States Treasury Bonds ss.                 (AAA , Aaa)    02/15/23   7.125         76,034
        45  United States Treasury Bonds ss.                 (AAA , Aaa)    02/15/31   5.375         49,092
        14  United States Treasury Notes ss.                 (AAA , Aaa)    09/30/06   2.500         13,773
       100  United States Treasury Notes ss.                 (AAA , Aaa)    06/30/07   3.625         98,793
        20  United States Treasury Notes ss.                 (AAA , Aaa)    08/15/08   4.125         19,858
       320  United States Treasury Notes ss.                 (AAA , Aaa)    09/15/10   3.875        311,725
       110  United States Treasury Notes ss.                 (AAA , Aaa)    10/15/10   4.250        109,076
                                                                                               ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS
   (Cost $784,952)                                                                                  777,327
                                                                                               ------------

MUNICIPAL BONDS (1.3%)
TEXAS (1.3%)
       120  University of Texas, University Revenue Bonds,
              Financing Systems, Series D (Cost $123,507)    (AAA , Aaa)    08/15/34   5.000        123,125
                                                                                               ------------

NUMBER OF
 SHARES
----------

SHORT-TERM INVESTMENTS (24.0%)
 1,622,331  State Street Navigator Prime Fund ss.                                                 1,622,331
                                                                                               ------------

   PAR
  (000)
----------
$      450  Freddie Mac Discount Notes ss.                                  11/15/05   3.740        449,346
       220  Freddie Mac Discount Notes ^^                                   11/18/05   3.816        219,602
        15  United States Treasury Bills ++++                               11/03/05   3.264         14,997
                                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,306,276)                                                    2,306,276
                                                                                               ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------



                                                                                                  VALUE
                                                                                               ------------
TOTAL INVESTMENTS AT VALUE (121.0%) (Cost $11,759,698)                                         $ 11,634,069

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.0%)                                                   (2,022,348)
                                                                                               ------------

NET ASSETS (100.0%)                                                                            $  9,611,721
                                                                                               ============


                            INVESTMENT ABBREVIATIONS
                       MTNA = Medium Term Notes, Series A
                              TBA = To Be Announced
--------------------------------------------------------------------------------

+ Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $305,791, or 3.18% of net assets.

++++    Collateral segregated for futures contracts.

^^      Collateral segregated for TBA securities.

# Variable rate obligations - The interest rate shown is the rate as of October 31, 2005.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------



                                                                        LARGE CAP VALUE   INTERNATIONAL FOCUS    SELECT EQUITY
                                                                           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                        ---------------   -------------------   ----------------
ASSETS
   Investments at value, including collateral for securities on loan of $0, $4,395,857, $0, $292,200, $159,945, and $1,622,331,
       respectively (Cost $22,639,031, $26,483,631,
       $11,103,780 $7,239,540, $992,819, and $11,759,698,
       respectively) (Note 2)                                           $    26,775,136   $      32,749,536 1   $     11,958,705
   Cash                                                                             136                 258                  159
   Foreign currency at value (cost $0, $578,593, $0, $0, $0,
       and $0 respectively) (Note 2)                                                 --             574,240                   --
   Receivable for investments sold                                              348,762             339,928                   --
   Receivable for fund shares sold                                               15,676                  --                   --
   Dividend and interest receivable                                              25,031              71,341               10,587
   Receivable from investment adviser (Note 3)                                       --                  --                   --
   Unrealized appreciation on forward currency contracts (Note 2)                    --                  --                   --
   Variation margin receivable (Note 2)                                              --                  --                   --
   Prepaid expenses and other assets                                             12,596              11,293                7,032
                                                                        ---------------   -----------------     ----------------
       Total Assets                                                          27,177,337          33,746,596           11,976,483
                                                                        ---------------   -----------------     ----------------
LIABILITIES
   Advisory fee payable (Note 3)                                                 12,373              16,731                1,884
   Administrative services fee payable (Note 3)                                   4,267               4,509                2,276
   Payable upon return of securities loaned (Note 2)                                 --           4,395,857                   --
   Payable for investments purchased                                            356,575             639,338                   --
   Payable for fund shares redeemed                                                  --               3,807                8,451
   Directors' fee payable                                                         1,065               1,065                1,065
   Unrealized depreciation on forward currency contracts (Note 2)                    --                  --                   --
   Other accrued expenses payable                                                18,600              24,684               18,573
                                                                        ---------------   -----------------     ----------------
       Total Liabilities                                                        392,880           5,085,991               32,249
                                                                        ---------------   -----------------     ----------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                      24,958               2,531                1,192
   Paid-in capital (Note 6)                                                  24,869,409         169,997,662            9,632,945
   Undistributed net investment income                                          273,454             648,382              111,981
   Undistributed net realized gain (loss) on investments,
       futures contracts, and foreign currency transactions                  (2,519,469)       (148,252,199)           1,343,191
   Net unrealized appreciation (depreciation) from investments,
       futures contracts and foreign currency translations                    4,136,105           6,264,229              854,925
                                                                        ---------------   -----------------     ----------------
       Net Assets                                                       $    26,784,457   $      28,660,605     $     11,944,234
                                                                        ===============   =================     ================
   Shares outstanding                                                        24,957,811           2,531,489            1,191,825
                                                                        ---------------   -----------------     ----------------
   Net asset value, offering price, and redemption price per share      $          1.07   $           11.32     $          10.02
                                                                        ===============   =================     ================


                                                                            CAPITAL                                INVESTMENT
                                                                         APPRECIATION          HARBINGER           GRADE FIXED
                                                                           PORTFOLIO           PORTFOLIO        INCOME PORTFOLIO
                                                                        ---------------   -------------------   ----------------
ASSETS
   Investments at value, including collateral for securities on loan of $0, $4,395,857, $0, $292,200, $159,945, and $1,622,331,
       respectively (Cost $22,639,031, $26,483,631,
       $11,103,780 $7,239,540, $992,819, and $11,759,698,
       respectively) (Note 2)                                           $   8,236,356 2   $       1,266,741 3   $   11,634,069 4
   Cash                                                                           265                90,751            275,243
   Foreign currency at value (cost $0, $578,593, $0, $0, $0,
       and $0 respectively) (Note 2)                                               --                    --                 --
   Receivable for investments sold                                                 --                    --            878,786
   Receivable for fund shares sold                                                 --                    --                 --
   Dividend and interest receivable                                             2,549                    --             64,990
   Receivable from investment adviser (Note 3)                                     --                   101              5,111
   Unrealized appreciation on forward currency contracts (Note 2)                  --                    --              3,167
   Variation margin receivable (Note 2)                                            --                    --                 67
   Prepaid expenses and other assets                                            8,970                14,065             15,150
                                                                        -------------     -----------------     --------------
       Total Assets                                                         8,248,140             1,371,658         12,876,583
                                                                        -------------     -----------------     --------------
LIABILITIES
   Advisory fee payable (Note 3)                                                2,114                    --                 --
   Administrative services fee payable (Note 3)                                 1,724                   792              2,001
   Payable upon return of securities loaned (Note 2)                          292,200               159,945          1,622,331
   Payable for investments purchased                                           36,922                26,112          1,610,599
   Payable for fund shares redeemed                                            40,344                    --                 --
   Directors' fee payable                                                       1,065                 1,065              1,065
   Unrealized depreciation on forward currency contracts (Note 2)                  --                    --              7,303
   Other accrued expenses payable                                              17,170                14,937             21,563
                                                                        -------------     -----------------     --------------
       Total Liabilities                                                      391,539               202,851          3,264,862
                                                                        -------------     -----------------     --------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                       813                    82                992
   Paid-in capital (Note 6)                                                 8,791,951               474,286          9,765,276
   Undistributed net investment income                                          8,104                    --             17,443
   Undistributed net realized gain (loss) on investments,
       futures contracts, and foreign currency transactions                (1,941,083)              420,517            (39,943)
   Net unrealized appreciation (depreciation) from investments,
       futures contracts and foreign currency translations                    996,816               273,922           (132,047)
                                                                        -------------     -----------------     --------------
       Net Assets                                                       $   7,856,601     $       1,168,807     $    9,611,721
                                                                        =============     =================     ==============
   Shares outstanding                                                         812,507                82,492            992,334
                                                                        -------------     -----------------     --------------
   Net asset value, offering price, and redemption price per share      $        9.67     $           14.17     $         9.69
                                                                        =============     =================     ==============


--------------------------------------------------------------------------------
1     Including $4,182,653 of securities on loan.

2     Including $286,293 of securities on loan.

3     Including $154,981 of securities on loan.

4     Including $1,589,713 of securities on loan.

                 See Accompanying Notes to Financial Statements.

                                  64-65 Spread

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------



                                                                  LARGE CAP VALUE    INTERNATIONAL FOCUS     SELECT EQUITY
                                                                     PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                  ---------------    -------------------    ----------------
INVESTMENT INCOME (Note 2)
   Dividends                                                      $       570,221    $         1,023,882    $        334,277
   Interest                                                                 8,441                 25,435               5,300
   Securities lending                                                         978                 29,044                 128
   Foreign taxes withheld                                                  (1,351)              (123,689)                 --
                                                                  ---------------    -------------------    ----------------
       Total investment income                                            578,289                954,672             339,705
                                                                  ---------------    -------------------    ----------------
EXPENSES
   Investment advisory fees (Note 3)                                      210,689                305,603              82,305
   Administrative services fees (Note 3)                                   58,016                 74,556              38,968
   Registration fees                                                       21,282                 21,247              19,577
   Audit fees                                                              20,691                 23,709              20,659
   Printing fees (Note 3)                                                  13,108                 12,557               8,737
   Legal fees                                                              11,905                 12,565              13,712
   Miscellaneous expense                                                    7,381                 17,856               6,914
   Custodian fees                                                           6,705                 24,563               7,805
   Insurance expense                                                        3,858                  4,591               3,747
   Directors' fees                                                          3,329                  4,329               3,329
   Transfer agent fees (Note 3)                                             1,650                  2,336               1,265
   Commitment fees (Note 4)                                                   681                    387                 407
   Interest expense (Note 4)                                                  214                  2,001                  --
                                                                  ---------------    -------------------    ----------------
       Total expenses                                                     359,509                506,300             207,425
   Less: fees waived and expenses reimbursed (Note 3)                    (148,819)              (143,396)            (83,968)
                                                                  ---------------    -------------------    ----------------
       Net expenses                                                       210,690                362,904             123,457
                                                                  ---------------    -------------------    ----------------
         Net investment income (loss)                                     367,599                591,768             216,248
                                                                  ---------------    -------------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN
  AND FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                   2,424,705              8,671,815           1,693,131
   Net realized loss from futures contracts                                    --                     --                  --
   Net realized gain from options written                                      --                     --                  --
   Net realized gain (loss) from foreign currency transactions                 38                 65,631                  --
   Net change in unrealized appreciation (depreciation)
       from investments                                                   822,220             (1,978,064)           (795,062)
   Net change in unrealized appreciation (depreciation)
       from futures contracts                                                  --                     --                  --
   Net change in unrealized appreciation (depreciation)
       from foreign currency translations                                      --                (20,897)                 --
                                                                  ---------------    -------------------    ----------------
   Net realized and unrealized gain (loss) from investments,
       futures contracts, options written and
       foreign currency related items                                   3,246,963              6,738,485             898,069
                                                                  ---------------    -------------------    ----------------
   Net increase in net assets resulting from operations           $     3,614,562    $         7,330,253    $      1,114,317
                                                                  ===============    ===================    ================


                                                                      CAPITAL                                  INVESTMENT
                                                                   APPRECIATION           HARBINGER           GRADE FIXED
                                                                     PORTFOLIO            PORTFOLIO         INCOME PORTFOLIO
                                                                  ---------------    -------------------    ----------------
INVESTMENT INCOME (Note 2)
   Dividends                                                      $        68,216    $               470    $          1,816
   Interest                                                                 4,450                  1,356             443,848
   Securities lending                                                          40                  1,126               1,722
   Foreign taxes withheld                                                      --                     --                  --
                                                                  ---------------    -------------------    ----------------
       Total investment income                                             72,706                  2,952             447,386
                                                                  ---------------    -------------------    ----------------
EXPENSES
   Investment advisory fees (Note 3)                                       35,068                 17,628              29,972
   Administrative services fees (Note 3)                                   23,831                 12,372              49,060
   Registration fees                                                       19,072                 21,613              21,476
   Audit fees                                                              19,749                 18,794              20,076
   Printing fees (Note 3)                                                   9,644                 10,051              10,545
   Legal fees                                                              10,652                 14,604              12,482
   Miscellaneous expense                                                    6,917                  6,768               6,879
   Custodian fees                                                           7,353                  3,113              23,918
   Insurance expense                                                        3,263                  2,990               3,543
   Directors' fees                                                          3,329                  3,329               3,329
   Transfer agent fees (Note 3)                                             1,046                    745                 601
   Commitment fees (Note 4)                                                   167                     35                 234
   Interest expense (Note 4)                                                   --                     45                  --
                                                                  ---------------    -------------------    ----------------
       Total expenses                                                     140,091                112,087             182,115
   Less: fees waived and expenses reimbursed (Note 3)                     (87,490)               (87,408)           (142,152)
                                                                  ---------------    -------------------    ----------------
       Net expenses                                                        52,601                 24,679              39,963
                                                                  ---------------    -------------------    ----------------
         Net investment income (loss)                                      20,105                (21,727)            407,423
                                                                  ---------------    -------------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN
  AND FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                     155,027                445,079              24,503
   Net realized loss from futures contracts                                    --                     --                (921)
   Net realized gain from options written                                      --                     --              13,136
   Net realized gain (loss) from foreign currency transactions                 --                     --             (20,486)
   Net change in unrealized appreciation (depreciation)
       from investments                                                   305,696               (103,206)           (277,701)
   Net change in unrealized appreciation (depreciation)
       from futures contracts                                                  --                     --              (4,998)
   Net change in unrealized appreciation (depreciation)
       from foreign currency translations                                      --                     --              (9,237)
                                                                  ---------------    -------------------    ----------------
   Net realized and unrealized gain (loss) from investments,
       futures contracts, options written and
       foreign currency related items                                     460,723                341,873            (275,704)
                                                                  ---------------    -------------------    ----------------
   Net increase in net assets resulting from operations           $       480,828    $           320,146    $        131,719
                                                                  ===============    ===================    ================


                 See Accompanying Notes to Financial Statements.

                                  66-67 Spread

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                      LARGE CAP                       INTERNATIONAL
                                                                   VALUE PORTFOLIO                   FOCUS PORTFOLIO
                                                           -------------------------------   --------------------------------
                                                              FOR THE          FOR THE          FOR THE           FOR THE
                                                                YEAR             YEAR             YEAR             YEAR
                                                               ENDED            ENDED            ENDED             ENDED
                                                            OCTOBER 31,      OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                                2005             2004             2005             2004
                                                           --------------   --------------   --------------   ---------------
FROM OPERATIONS
  Net investment income (loss)                             $      367,599   $      384,594   $      591,768   $     1,682,029
  Net realized gain from investments,
    futures contracts, options written and
    foreign currency transactions                               2,424,743          506,546        8,737,446        30,839,041
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts, options written
    and foreign currency translations                             822,220        2,360,337       (1,998,961)      (18,777,168)
                                                           --------------   --------------   --------------   ---------------
    Net increase in net assets resulting
       from operations                                          3,614,562        3,251,477        7,330,253        13,743,902
                                                           --------------   --------------   --------------   ---------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (407,178)        (393,715)      (1,655,323)         (821,490)
  Distributions from net realized gains                                --               --               --        (4,255,028)
                                                           --------------   --------------   --------------   ---------------
    Net decrease in net assets from dividends
       and distributions                                         (407,178)        (393,715)      (1,655,323)       (5,076,518)
                                                           --------------   --------------   --------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                  1,317,491        1,238,468          302,905         1,986,412
  Reinvestment of dividends and distributions                     407,178          393,715        1,527,634         4,833,577
  Net asset value of shares redeemed                           (6,512,995)      (5,569,187)     (34,034,442)     (122,268,774)
                                                           --------------   --------------   --------------   ---------------
    Net increase (decrease) in net assets from
       capital share transactions                              (4,788,326)      (3,937,004)     (32,203,903)     (115,448,785)
                                                           --------------   --------------   --------------   ---------------
  Net increase (decrease) in net assets                        (1,580,942)      (1,079,242)     (26,528,973)     (106,781,401)
NET ASSETS
  Beginning of year                                            28,365,399       29,444,641       55,189,578       161,970,979
                                                           --------------   --------------   --------------   ---------------
  End of year                                              $   26,784,457   $   28,365,399   $   28,660,605   $    55,189,578
                                                           ==============   ==============   ==============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME                        $      273,454   $      312,995   $      648,382   $     1,655,294
                                                           ==============   ==============   ==============   ===============


                                                                    SELECT EQUITY                  CAPITAL APPRECIATION
                                                                      PORTFOLIO                         PORTFOLIO
                                                           -------------------------------   --------------------------------
                                                              FOR THE          FOR THE          FOR THE           FOR THE
                                                                YEAR             YEAR             YEAR             YEAR
                                                               ENDED            ENDED            ENDED             ENDED
                                                            OCTOBER 31,      OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                                2005             2004             2005             2004
                                                           --------------   --------------   --------------   ---------------
FROM OPERATIONS
  Net investment income (loss)                             $      216,248   $      121,067   $       20,105   $       (11,006)
  Net realized gain from investments,
    futures contracts, options written and
    foreign currency transactions                               1,693,131          221,115          155,027           648,224
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts, options written
    and foreign currency translations                            (795,062)         494,930          305,696          (213,606)
                                                           --------------   --------------   --------------   ---------------
    Net increase in net assets resulting
       from operations                                          1,114,317          837,112          480,828           423,612
                                                           --------------   --------------   --------------   ---------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (195,427)         (84,980)         (12,001)           (1,299)
  Distributions from net realized gains                                --               --               --                --
                                                           --------------   --------------   --------------   ---------------
    Net decrease in net assets from dividends
       and distributions                                         (195,427)         (84,980)         (12,001)           (1,299)
                                                           --------------   --------------   --------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                    540,161        9,570,784        3,726,884           921,834
  Reinvestment of dividends and distributions                     195,427           84,980           12,000             1,299
  Net asset value of shares redeemed                           (6,794,868)      (4,126,870)      (1,154,171)       (6,044,266)
                                                           --------------   --------------   --------------   ---------------
    Net increase (decrease) in net assets from
       capital share transactions                              (6,059,280)       5,528,894        2,584,713        (5,121,133)
                                                           --------------   --------------   --------------   ---------------
  Net increase (decrease) in net assets                        (5,140,390)       6,281,026        3,053,540        (4,698,820)
NET ASSETS
  Beginning of year                                            17,084,624       10,803,598        4,803,061         9,501,881
                                                           --------------   --------------   --------------   ---------------
  End of year                                              $   11,944,234   $   17,084,624   $    7,856,601   $     4,803,061
                                                           ==============   ==============   ==============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME                        $      111,981   $       91,160   $        8,104   $            --
                                                           ==============   ==============   ==============   ===============


                                                                      HARBINGER                   INVESTMENT GRADE FIXED
                                                                      PORTFOLIO                      INCOME PORTFOLIO
                                                           -------------------------------   --------------------------------
                                                              FOR THE          FOR THE          FOR THE           FOR THE
                                                                YEAR             YEAR             YEAR             YEAR
                                                               ENDED            ENDED            ENDED             ENDED
                                                            OCTOBER 31,      OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                                2005             2004             2005             2004
                                                           --------------   --------------   --------------   ---------------
FROM OPERATIONS
  Net investment income (loss)                             $      (21,727)   $     (32,901)  $      407,423   $       344,844
  Net realized gain from investments,
    futures contracts, options written and
    foreign currency transactions                                 445,079          363,242           16,232            24,919
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts, options written
    and foreign currency translations                            (103,206)        (289,349)        (291,936)          106,763
                                                           --------------   --------------   --------------   ---------------
    Net increase in net assets resulting
       from operations                                            320,146           40,992          131,719           476,526
                                                           --------------   --------------   --------------   ---------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                 --               --         (431,696)         (365,276)
  Distributions from net realized gains                          (229,322)              --               --          (442,512)
                                                           --------------   --------------   --------------   ---------------
    Net decrease in net assets from dividends
       and distributions                                         (229,322)              --         (431,696)         (807,788)
                                                           --------------   --------------   --------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                         --        1,000,000               --         1,500,000
  Reinvestment of dividends and distributions                     152,132               --          431,696           803,609
  Net asset value of shares redeemed                           (2,109,051)        (450,600)        (400,000)       (3,641,951)
                                                           --------------   --------------   --------------   ---------------
    Net increase (decrease) in net assets from
       capital share transactions                              (1,956,919)         549,400           31,696        (1,338,342)
                                                           --------------   --------------   --------------   ---------------
  Net increase (decrease) in net assets                        (1,866,095)         590,392         (268,281)       (1,669,604)
NET ASSETS
  Beginning of year                                             3,034,902        2,444,510        9,880,002        11,549,606
                                                           --------------   --------------   --------------   ---------------
  End of year                                              $    1,168,807    $   3,034,902   $    9,611,721   $     9,880,002
                                                           ==============   ==============   ==============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME                        $           --    $          --   $       17,443   $        11,984
                                                           ==============   ==============   ==============   ===============


                 See Accompanying Notes to Financial Statements.

                                  68-69 Spread

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------------------------------
                                                             2005          2004          2003          2002          2001
                                                           ---------    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of year                       $    0.96    $     0.87    $     0.76    $     0.85    $    11.01
                                                           ---------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                                         0.01 1        0.01          0.01          0.01          0.01 1
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                              0.11          0.09          0.11         (0.09)        (0.28)
                                                           ---------    ----------    ----------    ----------    ----------
      Total from investment operations                          0.12          0.10          0.12         (0.08)        (0.27)
                                                           ---------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         (0.01)        (0.01)        (0.01)        (0.01)        (0.03)
  Distributions from net realized gains                           --            --            --            --         (9.86)
                                                           ---------    ----------    ----------    ----------    ----------
      Total dividends and distributions                        (0.01)        (0.01)        (0.01)        (0.01)        (9.89)
                                                           ---------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF YEAR                               $    1.07    $     0.96    $     0.87    $     0.76    $     0.85
                                                           =========    ==========    ==========    ==========    ==========

      Total return 2                                           12.98%        11.81%        15.48%        (9.68)%       (4.34)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                   $  26,784    $   28,365    $   29,445    $   32,099    $    3,005
    Ratio of expenses to average net assets                     0.75%         0.75%         0.75%         0.75%         0.75%
    Ratio of net investment income to average net assets        1.31%         1.32%         1.26%         0.85%         1.16%
  Decrease reflected in above operating expense
    ratios due to waivers/reimbursements                        0.53%         0.57%         0.55%         0.63%         2.17%
  Portfolio turnover rate                                         60%           49%           56%           72%           45%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------------------------------
                                                             2005          2004          2003          2002          2001
                                                           ---------    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of year                       $    9.73    $     8.92    $     7.19    $     8.13    $    17.61
                                                           ---------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                                         0.16 1        0.13 1        0.09 1        0.07 1        0.09
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                              1.75          0.97          1.69         (1.01)        (3.18)
                                                           ---------    ----------    ----------    ----------    ----------
      Total from investment operations                          1.91          1.10          1.78         (0.94)        (3.09)
                                                           ---------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS AND DISTRIBUTIONS
  Dividends from net investment income                         (0.32)        (0.05)        (0.05)           --         (0.21)
  Distributions from net realized gains                           --         (0.24)           --            --         (6.18)
                                                           ---------    ----------    ----------    ----------    ----------
      Total dividends and distributions                        (0.32)        (0.29)        (0.05)           --         (6.39)
                                                           ---------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF YEAR                               $   11.32    $     9.73    $     8.92    $     7.19    $     8.13
                                                           =========    ==========    ==========    ==========    ==========

      Total return 2                                           19.95%        12.50%        24.90%       (11.56)%      (26.56)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                   $  28,661    $   55,190    $  161,971    $   44,565    $   95,622
    Ratio of expenses to average net assets                     0.95%         0.95%         0.95%         0.95%         0.95%
    Ratio of net investment income to average
      net assets                                                1.55%         1.38%         1.17%         0.87%         0.61%
  Decrease reflected in above operating expense
    ratios due to waivers/reimbursements                        0.38%         0.22%         0.22%         0.39%         0.23%
  Portfolio turnover rate                                         55%           98%          151%          161%          134%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------------------
                                                             2005         2004           2003         2002 1
                                                           ---------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period                     $    9.51    $     9.07    $     7.87    $    10.00
                                                           ---------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                                         0.13          0.06          0.06          0.01
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                              0.49          0.44          1.17         (2.14)
                                                           ---------    ----------    ----------    ----------
      Total from investment operations                          0.62          0.50          1.23         (2.13)
                                                           ---------    ----------    ----------    ----------
LESS DIVIDENDS
  Dividends from net investment income                         (0.11)        (0.06)        (0.03)           --
                                                           ---------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                             $   10.02    $     9.51    $     9.07    $     7.87
                                                           =========    ==========    ==========    ==========

      Total return 2                                            6.48%         5.46%        15.61%       (21.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $  11,944    $   17,085    $   10,804    $   11,727
    Ratio of expenses to average net assets                     0.75%         0.75%         0.75%         0.75% 3
    Ratio of net investment income to average
      net assets                                                1.31%         0.77%         0.70%         0.56% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.51%         0.64%         0.96%         1.74% 3
  Portfolio turnover rate                                         85%           90%          107%           79%


--------------------------------------------------------------------------------
1     For the period January 31, 2002 (inception date) through October 31, 2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------------------
                                                             2005          2004          2003         2002 1
                                                           ---------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period                     $    8.94    $     8.65    $     7.37    $    10.00
                                                           ---------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income (loss)                                  0.02         (0.02)         0.00 2        0.00 2
  Net gain (loss) on investments
    (both realized and unrealized)                              0.73          0.31          1.28         (2.63)
                                                           ---------    ----------    ----------    ----------
      Total from investment operations                          0.75          0.29          1.28         (2.63)
                                                           ---------    ----------    ----------    ----------
LESS DIVIDENDS
  Dividends from net investment income                         (0.02)         0.00 2          --            --
                                                           ---------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                             $    9.67    $     8.94    $     8.65    $     7.37
                                                           =========    ==========    ==========    ==========

      Total return 3                                            8.42%         3.37%        17.37%       (26.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $   7,857    $    4,803    $    9,502    $    9,311
    Ratio of expenses to average net assets                     0.75%         0.75%         0.75%         0.75% 4
    Ratio of net investment income (loss) to average
      net assets                                                0.29%        (0.14)%        0.01%        (0.07)% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      1.25%         1.40%         1.03%         0.76% 4
  Portfolio turnover rate                                        104%           80%          108%           56%


--------------------------------------------------------------------------------
1     For the period January 31, 2002 (inception date) through October 31, 2002.

2     Total is less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                           -------------------------------------
                                                             2005          2004         2003 1
                                                           ---------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period                     $   13.55    $    13.68    $    10.00
                                                           ---------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment loss                                          (0.17)        (0.15)        (0.11)
  Net gain on investments
    (both realized and unrealized)                              1.81          0.02          3.79
                                                           ---------    ----------    ----------
      Total from investment operations                          1.64         (0.13)         3.68
                                                           ---------    ----------    ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                        (1.02)           --            --
                                                           ---------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                             $   14.17    $    13.55    $    13.68
                                                           =========    ==========    ==========

      Total return 2                                           12.58%        (0.95)%       36.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $   1,169    $    3,035    $    2,445
    Ratio of expenses to average net assets                     1.40%         1.40%         1.40% 3
    Ratio of net investment loss to average
      net assets                                               (1.23)%       (1.28)%       (1.31)% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      4.96%         4.02%         5.31% 3
  Portfolio turnover rate                                        141%          125%           42%


--------------------------------------------------------------------------------
1     For the period January 15, 2003 (inception date) through October 31, 2003.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------------------
                                                             2005          2004          2003        2002 1,2
                                                           ---------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period                     $    9.98    $    10.18    $    10.24    $    10.00
                                                           ---------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                                         0.41          0.30          0.34          0.17
  Net gain (loss) on investments,
    futures contracts and foreign currency related items
    (both realized and unrealized)                             (0.27)         0.21          0.09          0.24
                                                           ---------    ----------    ----------    ----------
      Total from investment operations                          0.14          0.51          0.43          0.41
                                                           ---------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         (0.43)        (0.32)        (0.36)        (0.17)
  Distributions from net realized gains                           --         (0.39)        (0.13)           --
                                                           ---------    ----------    ----------    ----------
      Total dividends and distributions                        (0.43)        (0.71)        (0.49)        (0.17)
                                                           ---------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                             $    9.69    $     9.98    $    10.18    $    10.24
                                                           =========    ==========    ==========    ==========

      Total return 3                                            1.38%         5.23%         4.37%         4.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $   9,612    $    9,880    $   11,550     $  16,562
    Ratio of expenses to average net assets                     0.40%         0.40%         0.40%         0.40% 4
    Ratio of net investment income to average
      net assets                                                4.08%         3.01%         2.94%         3.27% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      1.42%         1.36%         1.28%         1.05% 4
  Portfolio turnover rate                                        414%          459%          629%          172%


--------------------------------------------------------------------------------
1     For the period May 1, 2002 (inception date) through October 31, 2002.

2 As required, effective November 1, 2001, the Portfolio adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers six managed investment funds. The Large Cap Value Portfolio ("Large Cap Value"), the International Focus Portfolio ("International Focus") the Capital Appreciation Portfolio ("Capital Appreciation"), the Select Equity Portfolio ("Select Equity"), and the Investment Grade Fixed Income Portfolio ("Investment Grade Fixed Income"), are each classified as diversified, the Harbinger Portfolio ("Harbinger") is classified as non-diversified (each a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

      Investment objectives for each Portfolio are as follows: Large Cap Value and Investment Grade Fixed Income seek total return; Capital Appreciation, International Focus, and Select Equity seek long-term capital appreciation; Harbinger seeks long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolios may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for Large Cap Value, Capital Appreciation, International Focus, Select Equity and Harbinger. Dividends from net investment income are declared daily and paid monthly for Investment Grade Fixed Income. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Portfolios, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolios' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

      At October 31, 2005, Investment Grade Fixed Income had the following open forward foreign currency contracts:

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES



                                           FOREIGN CURRENCY
    FORWARD FOREIGN          EXPIRATION         TO BE           CONTRACT     CONTRACT    UNREALIZED
    CURRENCY CONTRACT           DATE       PURCHASED/(SOLD)      AMOUNT       VALUE      GAIN (LOSS)
    -----------------        ----------   ------------------   ----------   ----------   -----------
    British Pound             1/13/06     (pound)    114,000   $  199,101   $  201,692   $  2,591
    European Economic Unit    1/13/06      (euro)   (752,000)    (907,551)    (904,384)     3,167
    Japanese Yen              1/13/06       (yen) 34,500,000      304,770      298,982     (5,788)
    Norwegian Krone           1/13/06         NKr  1,294,000      199,200      199,813        613
    Swedish Krona             1/13/06         SKr  1,547,000      200,085      195,299     (4,786)
    Turkish Lira              1/17/06         TRL     68,000       49,186       49,253         67
                                                               ----------   ----------   --------
                                                               $   44,791   $   40,655   $ (4,136)
                                                               ==========   ==========   ========


      I) TBA PURCHASE COMMITMENTS -- Each Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

      J) FUTURES -- Each Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

      When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2005, Investment Grade Fixed Income had the following open futures contracts:

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES



                                                                                UNREALIZED
                              NUMBER OF   EXPIRATION   CONTRACT    CONTRACT    APPRECIATION
    FUTURES CONTRACTS         CONTRACTS      DATE       AMOUNT       VALUE     (DEPRECIATION)
    -----------------         ---------   ----------   ---------   ---------   -------------
    U.S.Treasury
      10 Year Notes Futures       4        12/20/05    $ 435,146   $ 433,812   $  (1,334)
    U.S.Treasury
      5 Year Notes Futures        3        12/20/05      319,388     317,672      (1,716)
                                                       ---------   ---------   ---------
                                                         754,534     751,484      (3,050)
                                                       ---------   ---------   ---------
    U.S.Treasury
      Bonds Futures              (1)       12/20/05     (112,683)   (111,969)        714
    U.S.Treasury
      10 Year Notes Futures      (2)       12/30/05     (410,460)   (410,406)         54
                                                       ---------   ---------   ---------
                                                        (523,143)   (522,375)        768
                                                       ---------   ---------   ---------
                                                       $ 231,391   $ 229,109   $  (2,282)
                                                       =========   =========   =========


      K) OPTIONS -- Investment Grade Fixed Income may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Portfolio may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

      When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Portfolio. The risk involved in writing an option is that, if the option is exercised, the

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

underlying security could then be purchased or sold by the Portfolio at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Portfolio that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

      Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity/index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

      Transactions in written options for puts and calls for the year ended October 31, 2005 were as follows:

                                                   NUMBER OF      PREMIUMS
                                                   CONTRACTS      RECEIVED
                                                   ---------      --------
      Options outstanding at beginning of period       --         $     --
      Options written                                 115           20,789
      Options expired                                  --               --
      Options bought to close                        (115)         (20,789)
                                                   ------         --------
      Options outstanding at end of period             --         $     --
                                                   ------         --------

      L) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by each Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolios' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      SSB has been engaged by the Portfolios to act as the Portfolios' securities lending agent. The Portfolios' securities lending arrangement provides that the Portfolios and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2005, total earnings from Large Cap Value, International Focus, Select Equity, Capital Appreciation, Harbinger and Investment Grade Fixed Income's investment in cash collateral received in connection with security lending arrangements was $16,825, $188,430, $5,799, $990, $11,457 and $22,650, respectively, of which
$15,432, $147,084, $5,617, $934, $9,857 and $20,190, respectively, was rebated to borrowers (brokers). Large Cap Value, International Focus, Select Equity, Capital Appreciation, Harbinger and Investment Grade Fixed Income retained $978, $29,044, $128, $40, $1,126, and $1,722 in income, respectively, from the cash collateral investment and SSB, as lending agent, was paid $415, $12,302, $54, $16, $474 and $738, respectively. The Portfolios may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

      M) OTHER -- The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or gains are earned.

      Each Portfolio may invest up to 15% (except International Focus, which may invest up to 10%) of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for each Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from each Portfolio based on the fee schedules below:

        PORTFOLIO                                    ANNUAL RATE
        ---------                                   -------------
        Large Cap Value                   0.75% of average daily net assets
        International Focus               0.80% of average daily net assets
        Select Equity                     0.50% of average daily net assets
        Capital Appreciation              0.50% of average daily net assets
        Harbinger                         1.00% of average daily net assets
        Investment Grade Fixed Income     0.30% of average daily net assets

      For the year ended October 31, 2005, investment advisory fees earned, voluntarily waived and expenses reimbursed for each Portfolio were as follows:



                                     GROSS                        NET           EXPENSE
             PORTFOLIO            ADVISORY FEE     WAIVER     ADVISORY FEE   REIMBURSEMENT
            -----------           ------------   ----------   ------------   -------------
   Large Cap Value                $    210,689   $ (148,819)     $  61,870       $      --
   International Focus                 305,603     (143,396)       162,207              --
   Select Equity                        82,305      (82,305)            --          (1,663)
   Capital Appreciation                 35,068      (35,068)            --         (52,422)
   Harbinger                            17,628      (17,628)            --         (69,780)
   Investment Grade Fixed Income        29,972      (29,972)            --        (112,180)


      CSAM will not recapture from the Portfolios any fees they waived during the fiscal year ended October 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolios.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Portfolio's average daily net assets.

      For the year ended October 31, 2005, co-administration services fees earned by CSAMSI were as follows:

            PORTFOLIO                              CO-ADMINISTRATION FEE
            ----------                             ---------------------
            Large Cap Value                              $ 28,092
            International Focus                            38,200
            Select Equity                                  16,461
            Capital Appreciation                            7,013
            Harbinger                                       1,763
            Investment Grade Fixed Income                   9,991

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2005, co-administration services fees earned by SSB (including out-of-pocket fees) were as follows:

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

            PORTFOLIO                              CO-ADMINISTRATION FEE
            ----------                             ---------------------
            Large Cap Value                              $ 29,924
            International Focus                            36,356
            Select Equity                                  22,507
            Capital Appreciation                           16,818
            Harbinger                                      10,609
            Investment Grade Fixed Income                  39,069

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid for its services to the Portfolios as follows:

            PORTFOLIO                                     AMOUNT
            ----------                                    -------
            Large Cap Value                               $ 2,902
            International Focus                             5,645
            Select Equity                                   2,856
            Capital Appreciation                            3,453
            Harbinger                                       2,874
            Investment Grade Fixed Income                   3,222

NOTE 4. LINE OF CREDIT

      The Portfolios, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus 0.50%. At October 31, 2005, the Portfolios had no loans outstanding under the Credit Facility. During the year ended October 31, 2005, the Portfolios had borrowings under the Credit Facility as follows:

                         AVERAGE DAILY   WEIGHTED AVERAGE    MAXIMUM DAILY
   PORTFOLIO             LOAN BALANCE    INTEREST RATE %    LOAN OUTSTANDING
   ----------            -------------   ----------------   ----------------
   Large Cap Value        $ 2,519,000         3.500%          $ 2,519,000
   International Focus    $ 3,664,286         2.919%          $ 6,500,000
   Harbinger              $   500,000         3.500%          $   500,000

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:



                                                                              U.S. GOVERNMENT
                                                  INVESTMENTS              AND AGENCY OBLIGATIONS
                                          ---------------------------     ------------------------
                    PORTFOLIO              PURCHASES        SALES          PURCHASES      SALES
                   ----------             ------------   ------------     -----------   ----------
          Large Cap Value                 $ 16,547,633   $ 20,628,893     $        --   $       --
          International Focus               20,317,069     51,940,374              --           --
          Select Equity                     13,573,700     19,313,423              --           --
          Capital Appreciation               9,698,613      7,053,926              --           --
          Harbinger                          2,283,217      4,226,672              --           --
          Investment Grade Fixed Income     43,754,213     42,537,864      37,299,328   36,854,739


NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a par value of $.001 per share. Shares of six series have been classified, which constitute the interest in the Portfolios. Transactions in shares of each Portfolio were as follows:



                                                            LARGE CAP VALUE PORTFOLIO
                                                  ---------------------------------------------
                                                  FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                   OCTOBER 31, 2005           OCTOBER 31, 2004
                                                  ---------------------------------------------
Shares sold                                                1,267,062                  1,313,162
Shares issued in reinvestment of dividends                   395,318                    423,350
Shares redeemed                                           (6,204,055)                (5,982,652)
                                                  ------------------         ------------------
Net decrease                                              (4,541,675)                (4,246,140)
                                                  ==================         ==================

                                                          INTERNATIONAL FOCUS PORTFOLIO
                                                  ---------------------------------------------
                                                  FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                   OCTOBER 31, 2005           OCTOBER 31, 2004
                                                  ---------------------------------------------

Shares sold                                                   29,012                    212,531
Shares issued in reinvestment of
  dividends and distributions                                147,597                    536,000
Shares redeemed                                           (3,315,963)               (13,235,300)
                                                  ------------------         ------------------
Net decrease                                              (3,139,354)               (12,486,769)
                                                  ==================         ==================


CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS



                                                             SELECT EQUITY PORTFOLIO
                                                  ---------------------------------------------
                                                  FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                   OCTOBER 31, 2005           OCTOBER 31, 2004
                                                  ---------------------------------------------
Shares sold                                                   53,513                  1,040,319
Shares issued in reinvestment of dividends                    19,273                      8,936
Shares redeemed                                             (677,481)                  (444,034)
                                                  ------------------         ------------------
Net increase (decrease)                                     (604,695)                   605,221
                                                  ==================         ==================

                                                         CAPITAL APPRECIATION PORTFOLIO
                                                  ---------------------------------------------
                                                  FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                   OCTOBER 31, 2005           OCTOBER 31, 2004
                                                  ---------------------------------------------

Shares sold                                                  395,389                    102,439
Shares issued in reinvestment of dividends                     1,221                        145
Shares redeemed                                             (121,511)                  (664,049)
                                                  ------------------         ------------------
Net increase (decrease)                                      275,099                   (561,465)
                                                  ==================         ==================

                                                               HARBINGER PORTFOLIO
                                                  ---------------------------------------------
                                                  FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                   OCTOBER 31, 2005           OCTOBER 31, 2004
                                                  ---------------------------------------------

Shares sold                                                       --                     75,415
Shares issued in reinvestment of distributions                11,379                         --
Shares redeemed                                             (152,937)                   (30,000)
                                                  ------------------         ------------------
Net increase (decrease)                                     (141,558)                    45,415
                                                  ==================         ==================

                                                     INVESTMENT GRADE FIXED INCOME PORTFOLIO
                                                  ---------------------------------------------
                                                  FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                   OCTOBER 31, 2005           OCTOBER 31, 2004
                                                  ---------------------------------------------

Shares sold                                                       --                    148,515
Shares issued in reinvestment of
  dividends and distributions                                 43,651                     81,304
Shares redeemed                                              (41,280)                  (374,670)
                                                  ------------------         ------------------
Net increase (decrease)                                        2,371                   (144,851)
                                                  ==================         ==================


      On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each Portfolio was as follows:

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

                                      NUMBER OF        APPROXIMATE PERCENTAGE
          PORTFOLIO                  SHAREHOLDERS      OF OUTSTANDING SHARES
          -----------------------    ------------      ----------------------
          Large Cap Value                 1                     98%
          International Focus             4                     86%
          Capital Appreciation            2                     99%
          Select Equity                   3                     98%
          Harbinger                       2                     99%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends and distributions paid during the years ended October 31, 2005 and 2004 were as follows:




                                               ORDINARY INCOME              LONG-TERM CAPITAL GAIN
                                         ---------------------------   --------------------------------
             PORTFOLIO                       2005           2004            2005             2004
             ---------                   ------------   ------------   --------------   ---------------
          Large Cap Value                $    407,178   $    393,715   $           --   $            --
          International Focus               1,655,323      4,848,610               --           227,908
          Select Equity                       195,427         84,980               --                --
          Capital Appreciation                 12,001          1,299               --                --
          Harbinger                            44,407             --          184,915                --
          Investment Grade Fixed Income       431,696        807,788               --                --


      The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales, mark to market of forward foreign currency contracts and futures contracts, and capital losses from fund mergers. At October 31, 2005, the components of distributable earnings on a tax basis were as follows:



                                                                                       INVESTMENT
                       LARGE CAP   INTERNATIONAL    SELECT      CAPITAL                GRADE FIXED
                         VALUE         FOCUS        EQUITY    APPRECIATION  HARBINGER    INCOME
                       ----------  -------------  ----------  ------------  ---------  -----------
Undistributed net
 investment income     $  273,454  $     648,382  $  601,913  $      8,104  $ 106,371  $    17,443
Undistributed net
 realized gain (loss)  (2,519,469)  (148,190,997)    876,263    (1,911,424)   318,387      (40,931)
Net unrealized
 appreciation
 (depreciation)         4,136,105      6,203,027     831,921       967,157    269,681     (131,059)
                       ----------  -------------  ----------  ------------  ---------  -----------
                       $1,890,090  $(141,339,588) $2,310,097  $   (936,163) $ 694,439  $  (154,547)
                       ==========  =============  ==========  ============  =========  ===========


CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      At October 31, 2005, the Portfolios had capital loss carryforwards available to offset possible future capital gains as follows:



                                                       EXPIRES OCTOBER 31,
                                      --------------------------------------------------------
                 PORTFOLIO                   2009          2010        2011      2012     2013
       -----------------------------  -----------   -----------  ----------  --------  -------
       Large Cap Value                $        --   $        --  $2,519,469  $     --  $    --
       International Focus             73,669,509    74,521,488          --        --       --
       Select Equity                           --            --          --        --       --
       Capital Appreciation                    --       735,348   1,176,076        --       --
       Harbinger                               --            --          --        --       --
       Investment Grade Fixed Income           --            --          --    17,005   23,926


      It is uncertain whether the Portfolios will be able to realize the benefits before they expire.

      During the tax year ended October 31, 2005, the Portfolios utilized capital loss carryforwards in the following amounts:

                      PORTFOLIO                AMOUNT UTILIZED
                 --------------------          ---------------
                 Large Cap Value               $     2,424,705
                 International Focus                 8,295,623
                 Select Equity                         249,267
                 Capital Appreciation                  151,359

      As of October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:



                                                        GROSS           GROSS         NET UNREALIZED
                                       IDENTIFIED     UNREALIZED      UNREALIZED      APPRECIATION/
                 PORTFOLIO                COST       APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
       -----------------------------  ------------   ------------   --------------   ---------------
       Large Cap Value                $ 22,639,031   $  4,597,376      $  (461,271)     $  4,136,105
       International Focus              26,544,371      6,453,160         (247,995)        6,205,165
       Select Equity                    11,126,784      1,213,049         (381,128)          831,921
       Capital Appreciation              7,269,198      1,144,814         (177,657)          967,157
       Harbinger                           997,060        271,792           (2,111)          269,681
       Investment Grade Fixed Income    11,765,194         19,130         (150,255)         (131,125)


CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      At October 31, 2005, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and paid-in capital have been adjusted for current period permanent book/tax differences, which arose principally from differing book/tax treatments of paydowns, gains and losses, interest accrual on defaulted bonds and forward foreign currency contracts. Net assets were not affected by these reclassifications:



                                                        INCREASE (DECREASE)
                                         -------------------------------------------------
                                                                           ACCUMULATED NET
                                                         UNDISTRIBUTED      REALIZED GAIN
                                             PAID-IN          NET             (LOSS) ON
          PORTFOLIO                          CAPITAL   INVESTMENT INCOME     INVESTMENTS
          -----------------------------  -----------   -----------------   ---------------
          Large Cap Value                $        --       $    38          $       (38)
          International Focus              1,224,343        56,643           (1,280,986)
          Select Equity                           --            --                   --
          Capital Appreciation                    --            --                   --
          Harbinger                               --        21,727              (21,727)
          Investment Grade Fixed Income            1        29,732              (29,733)


NOTE 8. CONTINGENCIES

In the normal course of business, each Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of Credit Suisse Institutional Fund, Inc. and Shareholders of Credit Suisse Institutional Fund, Inc.:

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap Value Portfolio, International Focus Portfolio, Select Equity Portfolio, Capital Appreciation Portfolio, Harbinger Portfolio, and Investment Grade Fixed Income Portfolio (constituting Credit Suisse Institutional Fund, Inc., hereafter referred to as the "Fund") at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE INSTITUTIONAL FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------



                                            TERM                                      NUMBER OF
                                            OF OFFICE 1                               PORTFOLIOS IN
                                            AND                                       FUND
                            POSITION(S)     LENGTH        PRINCIPAL                   COMPLEX          OTHER
  NAME, ADDRESS AND         HELD WITH       OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
  DATE OF BIRTH             FUND            SERVED        PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
-----------------------     -------------   -----------   -------------------------   --------------   -----------------------
INDEPENDENT DIRECTORS

Enrique Arzac               Director,       Since         Professor of Finance        47               Director of The
c/o Credit Suisse Asset     Nominating      2005          and Economics,                               Adams Express
Management, LLC             Committee                     Graduate School of                           Company
Attn: General Counsel       Member                        Business, Columbia                           (a closed-end
466 Lexington Avenue        and Audit                     University since 1971.                       investment company);
New York, New York          Committee                                                                  Director of Petroleum
10017-3140                  Chairman                                                                   and Resources
                                                                                                       Corporation (a closed-
Date of Birth: 02/10/41                                                                                end investment company)

Richard H. Francis          Director,       Since         Currently retired           41               None
c/o Credit Suisse Asset     Nominating      1999
Management, LLC             and Audit
Attn: General Counsel       Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director,       Since         The Juan Trippe             40               Director of
Box 208200                  Nominating      1998          Professor in the                             Aetna, Inc.
New Haven, Connecticut      and Audit       or Fund       Practice of International                    (insurance company);
06520-8200                  Committee       Inception     Trade Finance and                            Director of
                            Member                        Business from July                           CarMax Group
Date of Birth: 10/29/46                                   2005 to present; Partner                     (used car
                                                          and Chairman of Garten                       dealers)
                                                          Rothkopf (consulting
                                                          firm) from October 2005
                                                          to present; Dean of Yale
                                                          School of Management
                                                          from November 1995
                                                          to June 2005.

Peter F. Krogh              Director,       Since         Dean Emeritus and           40               Director
301 ICC                     Nominating      2001          Distinguished Professor                      of Carlisle
Georgetown University       and Audit                     of International Affairs                     Companies
Washington, DC 20057        Committee                     at the Edmund A.                             Incorporated
                            Member                        Walsh School of                              (diversified
Date of Birth: 02/11/37                                   Foreign Service,                             manufacturing
                                                          Georgetown University                        company)
                                                          from June 1995
                                                          to present.


__________________
1 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM                                      NUMBER OF
                                            OF OFFICE 1                               PORTFOLIOS IN
                                            AND                                       FUND
                            POSITION(S)     LENGTH        PRINCIPAL                   COMPLEX          OTHER
 NAME, ADDRESS AND          HELD WITH       OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
 DATE OF BIRTH              FUND            SERVED        PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
-----------------------     -------------   -----------   -------------------------   --------------   ----------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.        Director,       Since         Currently retired           42               Director of
c/o Credit Suisse Asset     Nominating      1999                                                       Education
Management, LLC             and Audit                                                                  Management
Attn: General Counsel       Committee                                                                  Corp.
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Chairman of     Director      Partner of Lehigh           46               Director of
Lehigh Court, LLC           the Board of    since         Court, LLC and RZ                            Presstek, Inc.
40 East 52nd Street         Directors,      1999          Capital (private                             (digital imaging
New York, New York          Nominating      and           investment firms)                            technologies
10022                       Committee       Chairman      from July 2002 to                            company); Director
                            Chairman        since         present; Transition                          of Wood Resources,
Date of Birth: 07/10/48     and Audit       2005          Adviser to Sungard                           LLC. (plywood
                            Committee                     Securities Finance,                          manufacturing
                            Member                        Inc. from February                           company)
                                                          2002 to July 2002;
                                                          President of SunGard
                                                          Securities Finance, Inc.
                                                          from 2001 to February
                                                          2002; President of
                                                          Loanet, Inc. (on-line
                                                          accounting service)
                                                          from 1997 to 2001.

INTERESTED DIRECTOR

Michael E. Kenneally 2,3    Director        Since         Chairman and Global         40               None
c/o Credit Suisse Asset                     2004          Chief Executive Officer
Management, LLC                                           of CSAM from March
Attn: General Counsel                                     2003 to July 2005;
466 Lexington Avenue                                      Chairman and Chief
New York, New York                                        Investment Officer of
10017-3140                                                Banc of America Capital
                                                          Management from
Date of Birth: 03/30/54                                   1998 to March 2003.


_________________
2 Mr.Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Portfolios. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM OF
                                            OFFICE 1 AND
                            POSITION(S)     LENGTH
  NAME, ADDRESS AND         HELD WITH       OF TIME
  DATE OF BIRTH             FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------     --------------  ------------  ------------------------------------------------------------
OFFICERS

Steven B. Plump 3           Chief           Since         Managing Director; Associated with CSAM or its predecessor
Credit Suisse Asset         Executive       2005          since 1995; Officer of other Credit Suisse Funds
Management, LLC             Officer and
466 Lexington Avenue        President
New York, New York
10017-3140

Date:  02/08/59

Michael A. Pignataro        Chief           Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Financial       1999          Associated with CSAM or its predecessor since 1984;
Management, LLC             Officer and                   Officer of other Credit Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio              Chief           Since         Director and Global Head of Compliance of CSAM;
Credit Suisse Asset         Compliance      2004          Associated with CSAM since July 2000; Vice President
Management, LLC             Officer                       and Director of Compliance of Forstmann-Leff Associates
466 Lexington Avenue                                      from 1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                  Chief Legal     Since         Director and General Counsel (Americas) of CSAM since
Credit Suisse Asset         Officer         2004          September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                           LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                      Counsel of the SEC Division of Investment Management
New York, New York                                        from June 1997 to September 2000; Officer of other
10017-3140                                                Credit Suisse Funds

Date of Birth: 08/14/70

J.Kevin Gao                 Vice            Since         Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset         President       2004          Associated with CSAM since July 2003;Associated with
Management, LLC             and                           the law firm of Willkie Farr & Gallagher LLP from 1998
466 Lexington Avenue        Secretary                     to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth:  10/13/67


_________________
3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Portfolios. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM OF
                                            OFFICE 1 AND
                            POSITION(S)     LENGTH
  NAME, ADDRESS AND         HELD WITH       OF TIME
  DATE OF BIRTH             FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------     --------------  ------------  ------------------------------------------------------------
OFFICERS

Robert Rizza                Assistant       Since         Assistant Vice President of CSAM; Associated with
Credit Suisse Asset         Treasurer       2002          CSAM since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


      The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that each Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o By calling 1-800-222-8977

      o On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      Each Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate shareholders should note for the year ended October 31, 2005, the percentage of the Portfolios' investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is as follows:

           PORTFOLIO                         PERCENTAGE
           -----------------------------     ----------
           Large Cap Value                      100.00%
           Select Equity                         71.50%
           Capital Appreciation                 100.00%
           Harbinger                              2.90%
           Investment Grade Fixed Income          0.42%

      For the fiscal year ended October 31, 2005, the Portfolios designate approximate amounts listed below, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2005, completed information will be reported in conjunction with Form 1099-DIV.

           PORTFOLIO                           AMOUNT
           -----------------------------     ----------
           Large Cap Value                   $  407,178
           International Focus                1,655,323
           Select Equity                        195,427
           Capital Appreciation                  12,001
           Harbinger                                470
           Investment Grade Fixed Income          1,816

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

      During the year ended October 31, 2005, Harbinger declared $184,915 that was designated as a 20% long-term capital gains dividend.

P.O. Box 55030, BOSTON, MA 02205-5030                  CREDIT | ASSET
800-222-8977 WWW.CSAM.COM/US                           SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   INSTFUND-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $88,373                                $68,175
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $31,500                                $18,900
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $16,255                                $14,634
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $136,128                               $101,709
---------------------------------------- -------------------------------------- -------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($21,000 for 2004 and $18,900 for 2005), the registrant's third quarter 2004 Form N-Q filing ($10,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $47,755 and $33,534, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE INSTITUTIONAL FUND, INC.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006